UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3518

Fidelity Newbury Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report
for
Fidelity® Cash Management Funds:
Prime Fund

July 31, 2008

1.804883.104

MM-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 32.8%
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.8%
Bank of America NA
	11/10/08 to 2/11/09	2.80 to 3.00%	$ 181,000	$ 181,000
London Branch, Eurodollar, Foreign Banks - 11.6%
Australia & New Zealand Banking Group Ltd.
	11/24/08	2.90	31,000	31,000
Banco Santander SA
	8/5/08 to 8/13/08	2.95	300,000	300,001
Barclays Bank PLC
	12/29/08	3.20	75,000	75,000
Bayerische Hypo-und Vereinsbank AG
	10/17/08	3.00	200,000	200,000
Calyon SA
	10/1/08 to 12/18/08	2.98 to 3.30	86,000	86,000
Commonwealth Bank of Australia
	10/7/08	2.80	65,000	65,000
Credit Agricole SA
	11/5/08 to 2/2/09	3.00 to 3.22	375,000	375,000
Credit Industriel et Commercial
	8/18/08 to 10/22/08	3.00 to 3.12	444,000	444,000
HSBC Bank PLC
	9/25/08 to 10/7/08	2.79 to 2.80	97,000	97,000
Landesbank Hessen-Thuringen
	8/11/08	2.95	75,000	75,000
National Australia Bank Ltd.
	9/22/08 to 12/29/08	2.76 to 3.16	389,000	389,000
Royal Bank of Scotland PLC
	10/16/08	2.76	67,000	67,001
Societe Generale
	9/5/08 to 10/15/08	2.82 to 2.90	161,000	161,000
UniCredit SpA
	9/18/08 to 10/29/08	3.00 to 3.15	213,000	213,000
				2,578,002
New York Branch, Yankee Dollar, Foreign Banks - 20.4%
Abbey National Treasury Services PLC
	8/19/08	2.92 (c)	26,000	26,000
Certificates of Deposit - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Banco Bilbao Vizcaya Argentaria SA (London Branch)
	9/17/08 to 10/30/08	2.85 to 3.00%	$ 95,000	$ 95,000
Banco Santander SA
	9/18/08 to 2/2/09	2.61 to 3.19	174,000	174,000
Bank of Montreal
	8/7/08	3.01 (c)	100,000	100,000
Bank of Nova Scotia
	10/15/08 to 10/23/08	2.75 to 3.09 (c)	350,000	350,000
Bank of Scotland PLC
	8/4/08 to 10/27/08	2.64 to 2.99 (c)	486,000	486,000
Bank Tokyo-Mitsubishi UFJ Ltd.
	10/21/08 to 10/28/08	2.85	113,000	113,000
Barclays Bank PLC
	8/4/08 to 8/25/08	2.50 to 2.96 (c)	351,000	351,000
BNP Paribas SA
	8/29/08 to 4/23/09	2.65 to 3.05	862,000	862,000
Canadian Imperial Bank of Commerce
	10/9/08	2.90	36,000	36,000
Commerzbank AG
	10/16/08	2.80	60,000	60,000
Credit Suisse First Boston
	10/27/08	2.89 (c)	200,000	200,000
Deutsche Bank AG
	9/3/08 to 10/6/08	2.75 to 3.00 (c)	125,000	125,000
DnB NOR Bank ASA
	10/15/08	2.73	50,000	50,000
Intesa Sanpaolo SpA
	8/13/08 to 9/3/08	2.70 to 2.99 (c)	308,000	308,000
Natixis SA
	11/4/08	3.02	87,000	87,000
Rabobank Nederland
	4/14/09 to 4/20/09	2.63 to 2.75	210,000	210,000
Royal Bank of Canada
	9/26/08	2.80	50,000	50,001
Royal Bank of Scotland PLC
	10/24/08 to 12/12/08	2.80 to 3.18	170,000	170,000
Certificates of Deposit - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
San Paolo IMI SpA
	4/21/09	3.15%	$ 50,000	$ 50,000
Sumitomo Mitsui Banking Corp.
	10/31/08	2.85	75,000	75,000
Toronto-Dominion Bank
	10/1/08 to 12/17/08	2.65 to 3.15	567,000	567,000
				4,545,001
TOTAL CERTIFICATES OF DEPOSIT				7,304,003
Commercial Paper - 15.3%

Atlantic Asset Securitization Corp.
	8/11/08	2.53	70,000	69,951
Banco Bilbao Vizcaya Argentaria SA (London Branch)
	10/8/08 to 1/8/09	2.80 to 3.17	147,000	145,823
Bank of America Corp.
	9/11/08	2.58	43,000	42,874
CBA Finance, Inc.
	10/21/08 to 11/18/08	2.75 to 2.84	126,000	125,165
Dakota Notes (Citibank Credit Card Issuance Trust)
	8/6/08 to 9/10/08	2.64 to 3.16	178,000	177,689
Danske Corp.
	10/23/08	2.75	50,000	49,685
Edison Asset Securitization LLC
	10/17/08 to 12/8/08	2.60 to 2.97	198,992	197,581
Emerald Notes (BA Credit Card Trust)
	8/4/08 to 9/12/08	2.86 to 3.07	163,000	162,725
General Electric Capital Corp.
	8/22/08 to 2/3/09	2.60 to 4.54	249,000	246,546
Govco, Inc.
	9/26/08 to 10/14/08	2.75 to 2.77	44,000	43,775
Intesa Funding LLC
	12/3/08	3.00	50,000	49,491
JPMorgan Chase & Co.
	8/4/08 to 12/4/08	2.74 to 2.92	250,000	249,027
Commercial Paper - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Kitty Hawk Funding Corp.
	10/10/08	2.73%	$ 46,000	$ 45,758
Natexis Banques Populaires US Finance Co. LLC
	10/20/08	3.00	100,000	99,338
Nationwide Building Society
	9/3/08 to 10/23/08	2.77 to 3.00	109,000	108,496
Nordea North America, Inc.
	9/26/08	2.78	50,000	49,785
Palisades Notes (Citibank Omni Master Trust)
	8/5/08 to 9/22/08	2.86 to 2.96	133,549	133,129
Rabobank USA Financial Corp.
	8/1/08	2.62	75,000	75,000
Santander Finance, Inc.
	10/2/08	2.70	100,000	99,542
Sheffield Receivables Corp.
	8/6/08 to 10/16/08	2.51 to 2.79	307,000	306,240
Societe Generale North America, Inc.
	8/5/08 to 10/31/08	2.80 to 2.97	354,000	352,578
Thames Asset Global Securities No. 1, Inc.
	8/1/08 to 11/7/08	2.55 to 2.98	346,859	345,800
Toyota Motor Credit Corp.
	11/5/08	2.53	91,000	90,393
UniCredito Italiano Bank (Ireland) PLC
	10/24/08 to 10/31/08	2.96 to 3.00	92,000	91,351
Variable Funding Capital Co. LLC
	9/15/08 to 9/17/08	2.66	38,000	37,872
TOTAL COMMERCIAL PAPER				3,395,614
Federal Agencies - 8.5%

Fannie Mae - 4.1%
	8/1/08 to 12/22/08	2.25 to 2.73 (c)	908,744	905,709
Federal Home Loan Bank - 0.5%
	11/26/08 to 3/24/09	2.27 to 2.28	115,622	115,139
Freddie Mac - 3.9%
	8/18/08 to 12/15/08	2.28 to 2.60 (c)	872,634	871,469
TOTAL FEDERAL AGENCIES				1,892,317
U.S. Treasury Obligations - 0.1%
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 0.1%
	7/30/09	2.35%	$ 25,000	$ 24,420
Bank Notes - 0.3%

Bank of America NA
	10/30/08	3.00 (c)	75,000	75,000
Master Notes - 1.0%

Asset Funding Co. III LLC
	8/4/08	2.52 to 2.53 (c)(d)	178,000	178,000
Lehman Brothers Holdings, Inc.
	8/11/08	2.57 (c)(d)	45,000	45,000
TOTAL MASTER NOTES				223,000
Medium-Term Notes - 29.8%

AIG Matched Funding Corp.
	8/4/08 to 8/18/08	2.80 (b)	208,000	208,000
Allstate Life Global Funding Trusts
	9/22/08	3.05 (c)	40,000	40,000
ASIF Global Financing XXX
	8/26/08	2.49 (b)(c)	55,000	55,000
Australia & New Zealand Banking Group Ltd.
	8/26/08 to 9/2/08	2.49 to 2.89 (b)(c)	140,000	140,000
Banesto SA
	8/11/08	2.79 (b)(c)	90,000	90,000
Bank of America NA
	8/11/08 to 10/3/08	2.72 to 2.99 (c)	388,000	388,000
Bank of Montreal
	8/5/08	2.96 (b)(c)	85,000	85,000
Banque Federative du Credit Mutuel
	8/13/08	2.48 (b)(c)	86,000	86,000
Bayerische Landesbank Girozentrale
	8/19/08 to 10/15/08	2.76 to 2.83 (c)	190,000	190,000
BNP Paribas SA
	8/26/08	2.46 (b)(c)	75,000	75,000
	8/7/08 to 8/13/08	2.76 to 2.90 (c)	145,000	145,000
Medium-Term Notes - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
BP Capital Markets PLC
	9/11/08	2.79% (c)	$ 83,000	$ 83,000
Caja Madrid SA
	10/20/08	2.94 (b)(c)	46,000	46,000
Citigroup Funding, Inc.
	8/13/08 to 8/14/08	2.68 to 2.69 (c)	427,000	427,000
Commonwealth Bank of Australia
	8/26/08 to 10/3/08	2.48 to 2.99 (b)(c)	211,000	211,000
Credit Agricole SA
	8/22/08 to 9/22/08	2.80 to 3.03 (b)(c)	275,000	275,000
Danske Bank A/S
	8/20/08	2.45 (b)(c)	150,000	149,999
DnB NOR Bank ASA
	8/26/08	2.47 (b)(c)	150,000	150,000
General Electric Capital Corp.
	8/7/08 to 10/24/08	2.48 to 2.80 (c)	607,000	606,932
Genworth Life Insurance Co.
	8/1/08 to 8/4/08	2.53 to 3.05 (c)(d)	50,000	50,000
Hartford Life Global Funding Trust
	8/15/08	2.52 (c)	40,000	40,000
HSBC Finance Corp.
	8/22/08	2.52 (c)	45,000	45,000
HSH Nordbank AG
	8/23/08	2.53 (b)(c)	47,000	47,000
ING USA Annuity & Life Insurance Co.
	9/24/08	3.06 (c)(d)	25,000	25,000
Intesa Bank Ireland PLC
	8/26/08	2.48 (b)(c)	150,000	150,000
Lloyds TSB Group PLC
	8/7/08	2.74 (b)(c)	100,000	100,000
Merrill Lynch & Co., Inc.
	8/4/08	2.54 (c)	27,000	27,003
MetLife Insurance Co. of Connecticut
	8/15/08 to 9/29/08	2.80 to 3.05 (c)(d)	45,000	45,000
Metropolitan Life Global Funding I
	8/6/08	2.51 (b)(c)	32,148	32,148
Monumental Global Funding 2007
	8/29/08	2.79 (b)(c)	44,000	44,000
Medium-Term Notes - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Morgan Stanley
	8/1/08 to 8/27/08	2.23 to 2.58% (c)	$ 124,000	$ 124,000
National Australia Bank Ltd.
	9/8/08	2.88 (b)(c)	113,000	113,000
New York Life Insurance Co.
	8/29/08 to 9/29/08	2.85 to 2.96 (c)(d)	135,000	135,000
Nordea Bank AB
	10/24/08	3.15 (b)(c)	68,000	68,000
Pacific Life Global Funding
	8/4/08 to 8/13/08	2.53 (b)(c)	27,500	27,500
PNC Bank NA, Pittsburgh
	8/4/08	3.02 (c)	44,000	44,000
Royal Bank of Canada
	8/11/08	2.52 (c)	10,000	10,000
	8/6/08 to 8/15/08	2.45 to 2.86 (b)(c)	250,000	250,000
Royal Bank of Scotland PLC
	8/21/08	2.49 (b)(c)	100,000	100,000
Security Life of Denver Insurance Co.
	8/28/08	2.91 (c)(d)	18,000	18,000
Sigma Finance, Inc.
	8/1/08	5.40 (b)	54,000	54,000
Skandinaviska Enskilda Banken AB
	9/5/08 to 9/19/08	2.67 to 2.79 (b)(c)	189,000	188,998
Societe Generale
	8/4/08	2.46 (b)(c)	44,000	44,000
Svenska Handelsbanken AB
	8/13/08 to 10/6/08	2.45 to 3.00 (b)(c)	174,000	174,000
Toyota Motor Credit Corp.
	8/19/08	2.47 (c)	34,000	34,000
Transamerica Occidental Life Insurance Co.
	10/1/08	3.04 (c)(d)	38,000	38,000
	8/1/08	3.15 (c)(d)	50,000	50,000
UniCredito Italiano Bank (Ireland) PLC
	8/8/08 to 8/15/08	2.48 to 2.78 (b)(c)	216,500	216,498
Wachovia Bank NA
	10/27/08	2.87 (c)	128,000	128,000
Wells Fargo & Co.
	5/1/09	3.55 (c)	125,000	125,047
	8/15/08	2.61 (b)(c)	100,000	100,000
Medium-Term Notes - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
WestLB AG
	8/11/08 to 9/30/08	2.53 to 2.85% (b)(c)	$ 102,000	$ 102,000
Westpac Banking Corp.
	8/6/08 to 10/14/08	2.90 to 3.09 (b)(c)	397,000	396,950
	9/11/08	2.75 (c)	20,000	20,000
TOTAL MEDIUM-TERM NOTES				6,617,075
Short-Term Notes - 0.4%

Hartford Life Insurance Co.
	9/3/08	2.83 (c)(d)	20,000	20,000
Jackson National Life Insurance Co.
	9/8/08	2.87 (c)(d)	25,000	25,000
Metropolitan Life Insurance Co.
	8/1/08 to 10/2/08	3.07 to 3.16 (c)(d)	45,000	45,000
TOTAL SHORT-TERM NOTES				90,000
Asset-Backed Securities - 0.4%

Master Funding Trust I
	5/26/09	2.71 (b)(c)	89,000	89,000
Municipal Securities - 0.2%

Denver City & County School District # 1 Series 2008 A, VRDN
8/7/08	3.50 (c)	19,700		19,700
Denver City & County School District # 1 Series 2008 B1, VRDN
8/7/08	3.50 (c)	13,100		13,100
TOTAL MUNICIPAL SECURITIES			32,800
Repurchase Agreements - 12.6%
	Maturity Amount (000s)
In a joint trading account at:
2.19% dated 7/31/08 due 8/1/08 (Collateralized by U.S. Government Obligations) #	$ 47,036	47,033
2.2% dated 7/31/08 due 8/1/08 (Collateralized by U.S. Government Obligations) #	488	488
Repurchase Agreements - 12.6%
	Maturity Amount (000s)	Value (000s)
With:
Banc of America Securities LLC At:
2.39%, dated 7/31/08 due 8/1/08 (Collateralized by Corporate Obligations valued at $69,304,597, 5.63% - 9.47%, 4/15/12 - 3/20/28)	$ 66,004	$ 66,000
2.44%, dated 7/31/08 due 8/1/08 (Collateralized by Corporate Obligations valued at $249,916,921, 10.75%, 2/1/16)	238,016	238,000
Barclays Capital, Inc. At:
2.39%, dated 7/31/08 due 8/1/08 (Collateralized by Equity Securities valued at $607,990,374)	579,038	579,000
3%, dated 7/17/08 due 10/17/08 (Collateralized by Equity Securities valued at $44,133,079)	42,322	42,000
Citigroup Global Markets, Inc. At 2.71%, dated 7/21/08 due 8/20/08 (Collateralized by Corporate Obligations valued at $25,200,000, 4.55% - 8.31%, 1/15/10 - 3/15/17)	24,054	24,000
Credit Suisse First Boston, Inc. At 2.41%, dated 7/31/08 due 8/1/08 (Collateralized by Corporate Obligations valued at $423,153,504, 4.36% - 13.13%, 12/15/08 - 5/15/31)	403,027	403,000
Deutsche Bank Securities, Inc. At:
2.39%, dated 7/31/08 due 8/1/08 (Collateralized by Corporate Obligations valued at $926,161,419, 0% - 12.75%, 11/15/08 - 5/1/38)	882,058	882,000
2.6%, dated:
7/16/08 due 8/18/08 (Collateralized by Corporate Obligations valued at $86,199,494, 3.88% - 9.88%, 10/15/08 - 9/1/17)	82,195	82,000
7/17/08 due 8/18/08 (Collateralized by Corporate Obligations valued at $21,022,750, 7.86%, 8/15/11)	20,046	20,000
Goldman Sachs & Co. At 3%, dated 5/5/08 due 8/12/08 (Collateralized by Commercial Paper Obligations valued at $90,267,140, 8/1/08 - 9/25/08)	87,718	87,000
Lehman Brothers, Inc. At:
2.41%, dated 7/31/08 due 8/1/08:
(Collateralized by Corporate Obligations valued at $23,101,761, 1.33% - 9%, 9/15/11 - 12/31/38)	22,001	22,000
(Collateralized by Municipal Bond Obligations valued at $147,005,000, 0% - 2.22%, 4/1/47)	140,009	140,000
2.71%, dated:
7/8/08 due 8/12/08 (Collateralized by Corporate Obligations valued at $87,609,856, 2.58% - 9.1%, 4/20/10 - 6/25/47)	83,219	83,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Lehman Brothers, Inc. At:
2.71%, dated:
7/15/08 due 8/18/08 (Collateralized by Corporate Obligations valued at $43,102,445, 0% - 6.66%, 10/27/10 - 10/25/37)	$ 41,105	$ 41,000
7/22/08 due 8/22/08 (Collateralized by Mortgage Loan Obligations valued at $47,284,427, 4.08% - 7.26%, 11/15/21 - 12/25/37)	45,105	45,000
TOTAL REPURCHASE AGREEMENTS		2,801,521
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $22,544,750)		22,544,750
NET OTHER ASSETS - (1.4)%		(300,512)
NET ASSETS - 100%		$ 22,244,238
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,868,093,000 or 17.4% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $674,000,000 or 3.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Asset Funding Co. III LLC: 2.52%, 8/4/08	11/7/06	$ 90,000
2.53%, 8/4/08	8/29/06	$ 88,000
Genworth Life Insurance Co. 2.53%, 8/1/08	7/31/07	$ 25,000
3.05%, 8/4/08	7/28/08	$ 25,000
Hartford Life Insurance Co. 2.83%, 9/3/08	12/16/03	$ 20,000
Security	Acquisition Date	Cost (000s)
ING USA Annuity & Life Insurance Co. 3.06%, 9/24/08	6/23/05	$ 25,000
Jackson National Life Insurance Co. 2.87%, 9/8/08	3/31/03	$ 25,000
Lehman Brothers Holdings, Inc. 2.57%, 8/11/08	1/10/07	$ 45,000
MetLife Insurance Company of Connecticut: 2.8%, 8/18/08	8/17/07	$ 5,000
2.97%, 8/15/08	5/14/08	$ 15,000
3.05%, 9/29/08	3/25/08	$ 25,000
Metropolitan Life Insurance Co.: 3.07%, 10/2/08	3/26/02	$ 35,000
3.16%, 8/1/08	2/24/03	$ 10,000
New York Life Insurance Co.: 2.85%, 8/29/08	5/12/08	$ 60,000
2.96%, 9/29/08	3/28/08	$ 75,000
Security Life of Denver Insurance Co. 2.91%, 8/28/08	8/26/05	$ 18,000
Transamerica Occidental Life Insurance Co.: 3.04%, 10/1/08	3/27/08	$ 38,000
3.15%, 8/1/08	4/29/08	$ 50,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amount in 000s)
$47,033,000 due 8/01/08 at 2.19%
BNP Paribas Securities Corp.	$ 12,318
Banc of America Securities LLC	12,318
Greenwich Capital Markets, Inc.	8,959
ING Financial Markets LLC	13,438
$ 47,033
$488,000 due 8/01/08 at 2.20%
Banc of America Securities LLC	$ 23
J.P. Morgan Securities, Inc.	4
Merrill Lynch Government Securities, Inc.	154
Societe Generale, New York Branch	128
UBS Securities LLC	179
$ 488
Income Tax Information
At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $22,544,750,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Cash Management Funds: Tax-Exempt Fund

Daily Money Class
Capital Reserves Class

July 31, 2008

1.804884.104

DTE-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.5%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Alabama Pub. School & College Auth. Rev. Participating VRDN:
Series Putters 124, 2.74% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	$ 10,000	$ 10,000
Series Putters 2403, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,995	9,995
Chatom Ind. Dev. Board Gulf Opportunity Zone Rev. Bonds (Alabama Elec. Coop., Inc. Proj.) Series 2007 A, 1.9%, tender 8/1/08 (b)	6,100	6,100
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 B, 2.18%, LOC Wachovia Bank NA Charlotte, VRDN (b)	13,700	13,700
		39,795
Alaska - 0.6%
Anchorage Gen. Oblig. TAN 2.5% 12/30/08	14,600	14,636
CIVICVentures Rev. Participating VRDN Series Solar 06 33, 2.26% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	12,305	12,305
Valdez Marine Term. Rev.:
(BP Pipelines, Inc. Proj.) Series B, 2.1%, VRDN (b)	5,800	5,800
(ConocoPhillips Proj.) Series 1994 A, 2.18%, VRDN (b)	19,000	19,000
		51,741
Arizona - 2.6%
Arizona Board of Regents Arizona State Univ. Rev.:
Series 2008 A, 2.15%, LOC Lloyds TSB Bank PLC, VRDN (b)	6,500	6,500
Series 2008 B, 2.15%, LOC Lloyds TSB Bank PLC, VRDN (b)	3,400	3,400
Arizona Health Facilities Auth. Rev.:
Participating VRDN Series MS 06 1782, 2.26% (Liquidity Facility Morgan Stanley) (b)(f)	28,000	28,000
(Banner Health Sys. Proj.) Series 2008 C, 2.15%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	21,450	21,450
(Catholic Healthcare West Proj.):
Series 2008 B, 2.13%, LOC Bank of America NA, VRDN (b)	14,800	14,800
Series 2008 C, 2.15%, LOC Bank of America NA, VRDN (b)	21,300	21,300
Arizona Trans. Board Hwy. Rev. Participating VRDN Series ROC II R 6098, 2.24% (Liquidity Facility Citigroup, Inc.) (b)(f)	3,815	3,815
Glendale Muni. Property Corp. Rev. Participating VRDN Series Merlots D210, 2.74% (Liquidity Facility Wachovia Bank NA Charlotte) (b)(f)	5,205	5,205
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Participating VRDN Series ROC II R 6039, 2.5% (Liquidity Facility Citigroup, Inc.) (b)(f)	$ 5,110	$ 5,110
Series 2007 A, 1.65% 10/8/08, LOC Dexia Cr. Local de France, CP	6,400	6,400
Pima County Indl. Dev. Auth. Rev.:
(Broadway Proper Congregate Proj.) Series 2000 A, 2.34%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	4,000	4,000
(Tucson Elec. Pwr. Co. Proj.) Series 2008 B, 2.15%, LOC JPMorgan Chase Bank, VRDN (b)	27,850	27,850
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series EGL 06 0141, 2.25% (Liquidity Facility Citibank NA) (b)(f)	9,800	9,800
Series EGL 06 14 Class A, 2.25% (Liquidity Facility Citibank NA) (b)(f)	6,200	6,200
Series MS 04 1227, 2.26% (Liquidity Facility Morgan Stanley) (b)(f)	1,900	1,900
Series PT 1512, 2.27% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	1,000	1,000
Series ROC II R 1002, 2.24% (Liquidity Facility Citigroup, Inc.) (b)(f)	4,470	4,470
Series ROC II R 1003, 2.25% (Liquidity Facility Citigroup, Inc.) (b)(f)	5,155	5,155
Series ROC II R 12039, 2.25% (Liquidity Facility Citigroup, Inc.) (b)(f)	12,070	12,070
Series C, 1.95% 8/5/08, CP	7,500	7,500
Sun Devil Energy Ctr. LLC Rev. (Arizona State Univ. Proj.) 2.9% (Assured Guaranty Corp. Insured), VRDN (b)	8,200	8,200
Tolleson Muni. Fin. Corp. Rev. Bonds (American Wtr. Cap. Corp. Proj.) 1.75% tender 8/8/08, CP mode	8,560	8,560
		212,685
Arkansas - 0.1%
Univ. of Arkansas Univ. Revs. Participating VRDN Series Solar 06 26, 2.29% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	4,920	4,920
California - 0.2%
Los Angeles Reg'l. Arpts. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 2.23%, LOC Societe Generale, VRDN (b)	3,100	3,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series LB 08 K11W, 3.08% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	$ 9,850	$ 9,850
Univ. of California Revs. Participating VRDN Series LB 05 K11, 2.53% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	6,480	6,480
		19,430
Colorado - 2.8%
Aurora Swr. Impt. Rev. Participating VRDN Series Solar 06 72, 2.29% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	15,235	15,235
Colorado Ed. Ln. Prog. TRAN 3.5% 8/5/08	13,600	13,601
Colorado Health Facilities Auth. Rev.:
Participating VRDN:
Series BA 08 1088, 2.26% (Liquidity Facility Bank of America NA) (b)(f)	5,685	5,685
Series BA 08 1090, 2.36% (Liquidity Facility Bank of America NA) (b)(f)	17,500	17,500
(Boulder Cmnty. Hosp. Proj.) Series 2000, 2.4%, LOC JPMorgan Chase Bank, VRDN (b)	37,565	37,565
(Catholic Health Initiatives Proj.):
Series 2000, 2.2% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	6,000	6,000
Series B1, 2.4% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	17,220	17,220
Series B2, 2.23% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	9,600	9,600
Series B3, 2.23% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	7,495	7,495
Series B6, 2.4% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	8,400	8,400
Colorado Hsg. Fin. Auth. Single Family Mtg. Rev. Series ADG 1B2, 2.2% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	2,350	2,350
Colorado Springs Utils. Rev. Series 2000 A, 2.4%, VRDN (b)	53,950	53,950
Platte County River Pwr. Auth. (Adjustable Elec. Rev. Proj.) Series S1, 2.17% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	28,100	28,100
		222,701
Connecticut - 0.5%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 1.85% tender 10/9/08, CP mode	1,500	1,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN Series EGL 7 05 3031, 2.24% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	$ 22,900	$ 22,900
Connecticut Hsg. Fin. Auth. (Hsg. Mtg. Fin. Prog.) Series 2006 B1, 2.5% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	14,360	14,360
		38,760
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 3.25%, VRDN (b)	3,500	3,500
Series 1999 A, 2.25%, VRDN (b)	3,800	3,800
		7,300
District Of Columbia - 1.5%
District of Columbia Gen. Oblig.:
Participating VRDN:
Series ROC II R 11300, 2.74% (Liquidity Facility Citibank NA) (b)(f)	5,535	5,535
Series ROC II R 11386, 2.74% (Liquidity Facility Citibank NA) (b)(f)	4,835	4,835
Series 2001 C, 2.2%, LOC JPMorgan Chase Bank, VRDN (b)	19,335	19,335
Series 2008 A, 2.2%, LOC Allied Irish Banks PLC, VRDN (b)	4,285	4,285
Series 2008 C, 2.1%, LOC Dexia Cr. Local de France, VRDN (b)	23,000	23,000
Series B, 2.7% (FSA Insured), VRDN (b)	2,810	2,810
District of Columbia Rev.:
Bonds (Nat'l. Academy of Sciences Proj.) Series 2008 A, 1.72% tender 9/4/08, LOC Bank of America NA, CP mode	20,000	20,000
(Carnegie Endowment for Int'l. Peace Proj.) Series 2006, 2.1%, LOC Allied Irish Banks PLC, VRDN (b)	16,475	16,475
(The AARP Foundation Proj.) Series 2004, 2.2%, LOC Bank of America NA, VRDN (b)	1,450	1,450
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 B, 2.2%, LOC Bank of America NA, VRDN (b)	25,960	25,960
		123,685
Florida - 10.5%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.):
Series 2008 A, 1.6% tender 10/6/08, LOC Bank of America NA, CP mode	6,900	6,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.): - continued
Series 2008 B, 1.5% tender 8/4/08, LOC Bank of America NA, CP mode	$ 6,900	$ 6,900
Brevard County Health Facilities Auth. Health Care Facilities Rev. (Health First, Inc. Proj.) 2.17%, LOC SunTrust Banks, Inc., VRDN (b)	4,935	4,935
Brevard County School Board RAN 2.75% 4/24/09	22,000	22,133
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 2.2%, LOC Freddie Mac, VRDN (b)	5,640	5,640
Broward County School Board Ctfs. of Prtn. 2.5% (FSA Insured), VRDN (b)	6,740	6,740
Broward County School District TAN 4% 9/30/08	9,600	9,609
Charlotte County Util. Sys. Rev. Series 2003 B, 2.5% (FSA Insured), VRDN (b)	3,385	3,385
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 2.2%, LOC Bank of America NA, VRDN (b)	3,025	3,025
Escambia County Poll. Cont. Rev. Bonds (Gulf Pwr. Co. Proj.) 2.35%, tender 5/15/09 (b)	7,300	7,300
Florida Board of Ed. Participating VRDN:
Series ROC II R 10122, 2.13% (Liquidity Facility Citibank NA) (b)(f)	4,590	4,590
Series ROC II R 12079, 2.24% (Liquidity Facility Bayerische Landesbank) (b)(f)	11,215	11,215
Series ROC II R 6087, 2.24% (Liquidity Facility Citigroup, Inc.) (b)(f)	3,380	3,380
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series BA 1054, 2.26% (Liquidity Facility Bank of America NA) (b)(f)	13,225	13,225
Series BBT 08 16, 2.26% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	10,845	10,845
Series EC 1150, 3.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	1,400	1,400
Series EGL 7050054 Class A, 2.25% (Liquidity Facility Citibank NA) (b)(f)	18,840	18,840
Series ROC II R 482, 2.24% (Liquidity Facility Citibank NA) (b)(f)	9,650	9,650
Florida Dept. of Trans. Tpk. Rev. Participating VRDN:
Series Putters 2514, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,770	4,770
Series Putters 2539, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,000	8,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Gen. Oblig. Participating VRDN Series PZ 130, 2.26% (Liquidity Facility Wells Fargo & Co.) (b)(f)	$ 2,860	$ 2,860
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Participating VRDN Series EC 1081, 2.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	8,900	8,900
Florida Muni. Ln. Council Rev. Participating VRDN Series Solar 06 81, 2.29% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	9,470	9,470
Fort Myers Util. Sys. Rev. Participating VRDN Series Solar 06 53, 2.25% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	12,795	12,795
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2007 C, 2.17%, LOC SunTrust Banks, Inc., VRDN (b)	20,000	20,000
Hillsborough County Cap. Impt. Prog. Rev. Series A, 2.1% 11/20/08, LOC State Street Bank & Trust Co., Boston, CP	5,720	5,720
Indian River County Hosp. District Hosp. Rev. Series 1985, 2.28%, LOC Wachovia Bank NA Charlotte, VRDN (b)	2,700	2,700
Jacksonville Econ. Dev. Corp. Rev. (YMCA of Florida's First Coast Proj.) 2.2%, LOC Bank of America NA, VRDN (b)	6,855	6,855
Jacksonville Cap. Projects Rev. Series 2008 B, 2.2%, LOC SunTrust Banks, Inc., VRDN (b)	12,000	12,000
Jacksonville Econ. Dev. Commission Healthcare Rev. (Methodist Hosp. Proj.) 2.17%, LOC SunTrust Banks, Inc., VRDN (b)	11,195	11,195
Jacksonville Health Facilities Auth. Participating VRDN Series ROC II R 186, 2.24% (Liquidity Facility Citibank NA) (b)(f)	1,695	1,695
Leesburg Hosp. Rev. (Leesburg Reg'l. Med. Ctr. Proj.) 2.26%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	10,000	10,000
Manatee County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1994, 2.1%, VRDN (b)	13,760	13,760
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 2.33%, VRDN (b)	5,500	5,500
Miami-Dade County Cap. Asset Acquisition Spl. Oblig. Participating VRDN Series DBE 538, 2.28% (Liquidity Facility Deutsche Bank AG) (b)(f)	2,275	2,275
Miami-Dade County Gen. Oblig. Participating VRDN Series BA 08 1126, 2.26% (Liquidity Facility Bank of America NA) (b)(f)	5,070	5,070
Miami-Dade County Indl. Dev. Auth. Rev. (The Cushman School, Inc. Proj.) 2.2%, LOC Bank of America NA, VRDN (b)	3,380	3,380
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN:
Series BA 08 1125X, 2.26% (Liquidity Facility Bank of America NA) (b)(f)	5,675	5,675
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN: - continued
Series DBE 530, 2.28% (Liquidity Facility Deutsche Bank AG) (b)(f)	$ 6,245	$ 6,245
Series EGL 07 0051, 2.73% (Liquidity Facility Bayerische Landesbank) (b)(f)	18,315	18,315
Series ROC II R 11485, 2.27% (Liquidity Facility Citibank NA) (b)(f)	6,000	6,000
Miami-Dade County School District:
RAN 2.5% 1/30/09	33,650	33,750
TAN 4% 10/3/08	15,800	15,816
Miami-Dade County Transit Sales Surtax Rev. Participating VRDN Series EGL 06 101 Class A, 2.27% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	22,540	22,540
Miami-Dade County Wtr. & Swr. Rev. Series 2005, 2.9% (FSA Insured), VRDN (b)	29,625	29,625
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.):
Series 2008 D, 2.17%, LOC SunTrust Banks, Inc., VRDN (b)	7,130	7,130
Series 2008 G, 2.16%, LOC SunTrust Banks, Inc., VRDN (b)	5,300	5,300
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 2.22%, LOC Bank of America NA, VRDN (b)	6,365	6,365
Orange County School Board Ctfs. of Prtn. Series 2008 B, 2.45% (Assured Guaranty Corp. Insured), VRDN (b)	10,450	10,450
Orlando & Orange County Expressway Auth. Rev.:
Participating VRDN:
Series EGL 07 81, 2.75% (Liquidity Facility Bayerische Landesbank) (b)(f)	20,000	20,000
Series Putters 1345, 2.64% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,985	5,985
Series 2003 C1, 2.75% (FSA Insured), VRDN (b)	30,245	30,245
Series 2003 C3, 2.6% (FSA Insured), VRDN (b)	7,885	7,885
Series 2008 B1, 2.1%, LOC Bank of America NA, VRDN (b)	40,000	40,000
Series 2008 B2, 2.19%, LOC SunTrust Banks, Inc., VRDN (b)	29,000	29,000
Orlando Utils. Commission Wtr. & Elec. Rev.:
Participating VRDN Series PT 2372, 2.22% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	5,800	5,800
Series A, 2.4%, VRDN (b)	13,800	13,800
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) 2.24%, LOC Northern Trust Co., Chicago, VRDN (b)	6,500	6,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County Rev.: - continued
(Morse Oblig. Group Proj.) 2.17%, LOC Commerce Bank NA (OLD), VRDN (b)	$ 13,700	$ 13,700
(Planned Parenthood Proj.) 2.24%, LOC Northern Trust Co., Chicago, VRDN (b)	2,700	2,700
(Raymond F Kravis Ctr. Proj.) 2.4%, LOC Northern Trust Co., Chicago, VRDN (b)	6,100	6,100
Palm Beach County School District 0.8% 8/4/08, LOC Bank of America NA, CP	27,300	27,300
Panama City Beach Participating VRDN Series Solar 2006 129, 2.29% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	9,045	9,045
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 2.2%, LOC Bank of America NA, VRDN (b)	11,100	11,100
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev. Participating VRDN Series ROC II R 607PB, 2.74% (Liquidity Facility Deutsche Postbank AG) (b)(f)	11,760	11,760
Pinellas County Health Facilities Auth. Rev. (Bayfront Med. Ctr., Inc. Projs.) 2.17%, LOC SunTrust Banks, Inc., VRDN (b)	27,125	27,125
Polk County Util. Sys. Rev. Participating VRDN Series ROC II R 12143, 2.76% (Liquidity Facility Bank of New York, New York) (b)(f)	9,600	9,600
Putnam County Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 2.1%, VRDN (b)	2,980	2,980
Santa Rosa County Health Facilities Rev. (Baptists Hosp., Inc. Proj.) 2.2%, LOC Bank of America NA, VRDN (b)	4,470	4,470
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series Putters 2473, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,550	1,550
Sunshine State Govt. Fing. Commission Rev.:
Series 2007 J, 1.95% 8/12/08, CP	2,008	2,008
Series H:
1.55% 8/12/08, CP	10,000	10,000
1.65% 10/9/08, CP	9,000	9,000
1.7% 10/9/08, CP	12,500	12,500
Series L:
1.55% 9/2/08, LOC Dexia Cr. Local de France, CP	19,400	19,400
1.67% 9/9/08, LOC Dexia Cr. Local de France, CP	12,700	12,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
USF Fing. Corp. Ctfs. of Prtn. (College of Medicine Health Facilities Lease Prog.) Series 2006 A2, 2.2%, LOC SunTrust Banks, Inc., VRDN (b)	$ 17,000	$ 17,000
Volusia County Health Facilities Auth. Rev. (Southwest Volusia Healthcare Corp. Proj.) Series 1994 A, 2.13%, LOC SunTrust Banks, Inc., VRDN (b)	14,140	14,140
		847,261
Georgia - 2.3%
Atlanta Arpt. Passenger Facilities Charge Rev. Participating VRDN Series EGL 7053030 Class A, 2.76% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	5,200	5,200
Atlanta Arpt. Rev. Series 2005 A2, 1.7% 9/5/08, LOC Bayerische Landesbank, LOC Calyon Sa, CP	9,571	9,571
Atlanta Wtr. & Wastewtr. Rev.:
Participating VRDN Series DCL 08 50, 2.26% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	8,505	8,505
Series 2006 3, 1.85% 2/6/09, LOC Bank of America NA, LOC Dexia Cr. Local de France, CP	4,200	4,200
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Third Series 1994, 2.1%, VRDN (b)	25,800	25,800
Cobb County Hsg. Auth. Multi-family Hsg. Rev. 2.4%, LOC Fannie Mae, VRDN (b)	10,300	10,300
DeKalb County Wtr. & Swr. Rev. Participating VRDN Series DCL 08 72, 2.26% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	4,855	4,855
DeKalb Private Hosp. Auth. Rev. (Egleston Children's Hosp. Proj.) Series 1994 B, 2.19%, LOC SunTrust Banks, Inc., VRDN (b)	2,300	2,300
Fayette County Hosp. Auth. Rev. (Fayette Cmnty. Hosp. Proj.) 2.2%, LOC SunTrust Banks, Inc., VRDN (b)	2,700	2,700
Fulton County Dev. Auth.:
(Mount Vernon Presbyterian School Proj.) 2.26%, LOC Branch Banking & Trust Co., VRDN (b)	5,000	5,000
(Pace Academy, Inc. Proj.) 2.2%, LOC Bank of America NA, VRDN (b)	9,000	9,000
(Woodward Academy, Inc. Proj.) Series 1997, 2.2%, LOC SunTrust Banks, Inc., VRDN (b)	9,890	9,890
Fulton County School District TAN 3% 12/31/08	14,100	14,143
Georgia Muni. Gas Auth. Rev. (Gas Portfolio II Proj.) Series B, 2.22%, LOC Wachovia Bank NA Charlotte, LOC JPMorgan Chase Bank, VRDN (b)	15,325	15,325
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Second Series 1995, 2.1%, tender 7/14/09 (b)	9,000	9,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Muni. Elec. Auth. of Georgia:
(Combustion Turbine Proj.) Series 2008 B, 2.14%, LOC Bayerische Landesbank, VRDN (b)	$ 23,000	$ 23,000
Series 1994 B, 2.4% (FSA Insured), VRDN (b)	8,825	8,825
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Greenhouse Roswell Proj.) Series 1996, 2.4%, LOC Fannie Mae, VRDN (b)	3,000	3,000
Walker, Dade & Catoosa Counties Hosp. Auth. Rev. Series 2008, 2.29%, LOC Regions Bank of Alabama, VRDN (b)	11,900	11,900
Whitfield County Residential Care Facilities Auth. Rev. (Royal Oaks Sr. Living Cmnty. Proj.) 2.2%, LOC Wachovia Bank NA Charlotte, VRDN (b)	4,500	4,500
		187,014
Idaho - 0.4%
Idaho Health Facilities Auth. Rev. (Saint Luke's Reg'l. Med. Ctr. Proj.) 2.59% (FSA Insured), VRDN (b)	28,455	28,455
Illinois - 9.7%
Chicago Board of Ed.:
Series 2000 B, 2.5% (FSA Insured), VRDN (b)	17,350	17,350
Series 2000 C, 2.5% (FSA Insured), VRDN (b)	37,840	37,840
Series 2000 D, 2.53% (FSA Insured), VRDN (b)	13,615	13,615
Chicago Gen. Oblig. Participating VRDN:
Series BBT 08 43, 2.26% (Liquidity Facility Morgan Stanley) (b)(f)	5,860	5,860
Series Floaters 2507, 2.46% (Liquidity Facility Morgan Stanley) (b)(f)	2,510	2,510
Series PT 2357, 2.34% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	1,680	1,680
Series PT 2361, 2.34% (Liquidity Facility KBC Bank NV) (b)(f)	6,110	6,110
Series Solar 06 38, 2.36% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	2,500	2,500
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series ROC II R 11283, 2.24% (Liquidity Facility Citibank NA) (b)(f)	4,000	4,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series ROC II R 11440, 2.42% (Liquidity Facility Citibank NA) (b)(f)	7,225	7,225
Series ROC II R 605 PB, 2.74% (Liquidity Facility Deutsche Postbank AG) (b)(f)	5,090	5,090
Chicago Wastewtr. Transmission Rev. Participating VRDN Series ROC II R 720 PB, 2.74% (Liquidity Facility Deutsche Postbank AG) (b)(f)	10,120	10,120
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Wtr. Rev. Participating VRDN Series Merlots 00 TT, 2.24% (Liquidity Facility Wachovia Bank NA Charlotte) (b)(f)	$ 18,785	$ 18,785
Cook County Gen. Oblig. Series 2004 E, 2.2% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	10,000	10,000
DuPage County Gen. Oblig. Participating VRDN Series Merlots 00 A9, 2.24% (Liquidity Facility Wachovia Bank NA Charlotte) (b)(f)	9,735	9,735
DuPage County Rev. (Morton Arboretum Proj.) 2.2%, LOC Bank of America NA, VRDN (b)	5,200	5,200
Illinois Dev. Fin. Auth. Multi-family Hsg. Rev. (Orleans-Illinois Proj.) Series 1992, 2.7% (FSA Insured), VRDN (b)	17,450	17,450
Illinois Dev. Fin. Auth. Poll. Cont. Rev. (Uno-Ven Co. Proj.) Series 1994, 2.2%, LOC JPMorgan Chase Bank, VRDN (b)	7,920	7,920
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. Participating VRDN Series PZ 181, 2.29% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	8,625	8,625
Illinois Dev. Fin. Auth. Rev.:
(Aurora Central Catholic High School Proj.) Series 1994, 2.46%, LOC Allied Irish Banks PLC, VRDN (b)	1,000	1,000
(Evanston Northwestern Health Care Corp. Proj.):
Series 2001 A, 2.18%, VRDN (b)	9,600	9,600
2.18%, VRDN (b)	13,560	13,560
(Glenwood School for Boys Proj.) Series 1998, 2.2%, LOC Harris NA, VRDN (b)	3,000	3,000
Illinois Edl. Facilities Auth. Revs.:
Participating VRDN Series ROC II R 12043, 2.25% (Liquidity Facility Citigroup, Inc.) (b)(f)	10,395	10,395
(ACI Cultural Pooled Fing. Prog.) 2.35%, LOC JPMorgan Chase Bank, VRDN (b)	4,700	4,700
Illinois Fin. Auth. Poll. Cont. Rev. (Commonwealth Edison Co. Proj.):
Series 2008 E, 2.2%, LOC SunTrust Banks, Inc., VRDN (b)	25,000	25,000
Series 2008 F, 2.15%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	18,200	18,200
Illinois Fin. Auth. Rev.:
Bonds (Advocate Health Care Proj.):
Series 2008 A2, 1.9%, tender 2/5/09 (b)	5,685	5,685
Series 2008 A3, 1.9%, tender 4/1/09 (b)	5,685	5,685
Participating VRDN:
Series MS 06 1489, 2.26% (Liquidity Facility Morgan Stanley) (b)(f)	7,470	7,470
Series MS 06 2152, 2.26% (Liquidity Facility Morgan Stanley) (b)(f)	3,029	3,029
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
Participating VRDN:
Series PT 3029, 2.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 7,685	$ 7,685
(Alexian Brothers Health Sys. Proj.) Series 2004, 2.35%, LOC JPMorgan Chase Bank, VRDN (b)	5,300	5,300
(Chicago Historical Society Proj.) 2.13%, LOC JPMorgan Chase Bank, VRDN (b)	4,400	4,400
(Chicago Symphony Orchestra Proj.) Series 2008, 2.1%, LOC RBS Citizens NA, VRDN (b)	8,000	8,000
(Children's Memorial Hosp. Proj.):
Series 2008 C, 2.15%, LOC JPMorgan Chase Bank, VRDN (b)	14,300	14,300
Series 2008 D, 2.1%, LOC JPMorgan Chase Bank, VRDN (b)	22,300	22,300
(Little Co. of Mary Hosp. Proj.):
Series 2008 A, 2.1%, LOC JPMorgan Chase Bank, VRDN (b)	20,000	20,000
Series 2008 B, 2.1%, LOC JPMorgan Chase Bank, VRDN (b)	25,170	25,170
(Mercy Alliance, Inc. Proj.) 2.21%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	14,000	14,000
(Northwestern Memorial Hosp. Proj.) Series B1, 2.05% (Liquidity Facility Bank of Nova Scotia, New York Agcy.), VRDN (b)	23,200	23,200
Illinois Fin. Auth. Student Hsg. Rev. Series A, 2.31%, LOC Banco Santander SA, VRDN (b)	5,325	5,325
Illinois Gen. Oblig.:
Bonds 5% 4/1/09	5,000	5,107
Participating VRDN:
Series MACN 06 L, 2.26% (Liquidity Facility Bank of America NA) (b)(f)	3,490	3,490
Series PT 2131, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	7,605	7,605
Series PT 3517, 2.24% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	13,030	13,030
Series PT 3523, 2.24% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	5,965	5,965
Series Putters 409, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,690	5,690
Series ROC II R 4536, 2.5% (Liquidity Facility Citigroup, Inc.) (b)(f)	5,335	5,335
Series 2003 B, 2.23% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	52,350	52,350
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev.:
(Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) 2.2%, LOC JPMorgan Chase Bank, VRDN (b)	$ 9,800	$ 9,800
(Swedish Covenant Hosp. Proj.) Series 2003 B, 2.35%, LOC LaSalle Bank NA, VRDN (b)	20,445	20,445
Illinois Reg'l. Trans. Auth.:
Participating VRDN Series PT 2761, 2.24% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	18,970	18,970
Series B, 2.23% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	5,070	5,070
Illinois Sales Tax Rev. Participating VRDN Series PT 1929, 2.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	3,940	3,940
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Participating VRDN:
Series 2005 A, 2.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	11,995	11,995
Series ROC II R 606PB, 2.39% (Liquidity Facility Deutsche Postbank AG) (b)(f)	6,750	6,750
Series 2008 A1, 2.8% (FSA Insured), VRDN (b)	22,200	22,200
Series 2008 A2, 2.5% (FSA Insured), VRDN (b)	29,000	29,000
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Participating VRDN Series PT 3919, 2.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,200	4,200
Lake County Forest Preservation District Bonds 0% 12/1/08	12,505	12,427
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 2.64%, LOC LaSalle Bank NA, VRDN (b)	3,375	3,375
Metropolitan Wtr. Reclamation District of Greater Chicago Participating VRDN Series Clipper 07 12, 2.27% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	10,350	10,350
Schaumburg Village Gen. Oblig. Participating VRDN Series ROC II R 12133, 2.41% (Liquidity Facility Bank of New York, New York) (b)(f)	3,000	3,000
Univ. of Illinois Health Svcs. Facilities Sys. Rev. Series 2005 B, 2.8% (FSA Insured), VRDN (b)	23,980	23,980
Univ. of Illinois Univ. Revs.:
Participating VRDN Series EGL 06 124, 2.51% (Liquidity Facility Citibank NA) (b)(f)	18,600	18,600
(UIC South Campus Dev. Proj.) Series 2008, 2.2%, LOC JPMorgan Chase Bank, VRDN (b)	9,500	9,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #365 Participating VRDN:
Series DB 365, 2.49% (Liquidity Facility Deutsche Bank AG) (b)(f)	$ 12,220	$ 12,220
Series PZ 81, 2.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	3,665	3,665
		776,678
Indiana - 0.7%
Hamilton Southeastern Indiana Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 2.74% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	10,000	10,000
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 2.2%, LOC JPMorgan Chase Bank, VRDN (b)	4,000	4,000
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard Reg'l. Health Sys. Proj.) Series 2005, 2.25%, LOC JPMorgan Chase Bank, VRDN (b)	7,000	7,000
Indianapolis Bond Bank Wtrwks. Rev. Participating VRDN Series PT 3961, 2.25% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	7,040	7,040
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.):
2.2%, LOC Bank of America NA, VRDN (b)	9,545	9,545
2.2%, LOC Bank of America NA, VRDN (b)	5,000	5,000
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 2.35%, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,200	5,200
White County Hosp. Rent Rev. 2.29%, LOC Regions Bank of Alabama, VRDN (b)	7,900	7,900
		55,685
Iowa - 0.1%
Des Moines Metropolitan Wastewtr. Reclamation Auth. Swr. Rev. Participating VRDN Series Solar 06 84, 2.29% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	6,450	6,450
Kansas - 0.6%
Kansas Dept. of Trans. Hwy. Rev.:
Series 2002 C1, 2.05% (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility WestLB AG), VRDN (b)	5,100	5,100
Series 2002 C2, 2.05% (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility WestLB AG), VRDN (b)	14,725	14,725
Series 2002 C3, 2.16% (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility WestLB AG), VRDN (b)	12,725	12,725
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN:
Series I, 2.34% 11/1/08	$ 1,700	$ 1,700
Series III, 2.34% 4/1/09	15,100	15,100
		49,350
Kentucky - 1.0%
Kentucky Asset/Liability Commission Agcy. Fund Rev. Bonds (Fed. Hwy. Trust Proj.) First Series, 5% 9/1/08 (MBIA Insured)	7,500	7,508
Kentucky Asset/Liability Commission Gen. Fund Rev. Bonds Second Series 2005 A1, 1.7% tender 10/7/08 (Liquidity Facility Dexia Cr. Local de France), CP mode	12,000	12,000
Kentucky Asset/Liability Commission Road Fund Bonds:
First Series 2007 A, 1.7% tender 10/7/08 (Liquidity Facility Dexia Cr. Local de France), CP mode	12,500	12,500
Series 2007 A, 1.65% tender 9/3/08 (Liquidity Facility Dexia Cr. Local de France), CP mode	12,500	12,500
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 2.29% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	9,500	9,500
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 2.28% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	14,850	14,850
Warren County Hosp. Rev. (Bowling Green-Warren County Cmnty. Hosp. Corp. Proj.) Series 2008, 2.29% (Assured Guaranty Corp. Insured), VRDN (b)	8,555	8,555
		77,413
Louisiana - 1.9%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 2.16%, LOC Dexia Cr. Local de France, VRDN (b)	23,740	23,740
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series BA 08 1051, 2.36% (Liquidity Facility Bank of America NA) (b)(f)	10,400	10,400
Louisiana Local Govt. Envir. Facilities Cmnty. Dev. Auth. Rev.:
(Montan LLC Proj.) Series 2008, 2.29%, LOC Regions Bank of Alabama, VRDN (b)	10,000	10,000
(Shreveport Util. Sys. Proj.) Series 2005, 2.55% (FSA Insured), VRDN (b)	24,500	24,500
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 2.2%, LOC JPMorgan Chase Bank, VRDN (b)	8,350	8,350
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 2.24%, LOC JPMorgan Chase Bank, VRDN (b)	$ 10,000	$ 10,000
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2005 B, 2.1%, LOC JPMorgan Chase Bank, VRDN (b)	30,000	30,000
St. Tammany Parish Dev. District Rev. 2.2%, LOC SunTrust Banks, Inc., VRDN (b)	6,000	6,000
West Baton Rouge Parish Indl. District #3 Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1991, 1.75% tender 9/5/08, CP mode	12,700	12,700
(Dow Chemical Co. Proj.) Series 1994 B, 2.3%, VRDN (b)	18,700	18,700
		154,390
Maine - 0.2%
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 2.36% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	8,010	8,010
Maine Tpk. Auth. Tpk. Rev. Participating VRDN:
Series DB 107, 2.3% (Liquidity Facility Deutsche Bank AG) (b)(f)	5,140	5,140
Series Putters 546, 2.59% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,175	5,175
		18,325
Maryland - 3.0%
Anne Arundel County Gen. Oblig.:
Participating VRDN Series BBT 08 10, 2.22% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	13,820	13,820
Series A, 1.75% 8/6/08, CP	25,000	25,000
Anne Arundel County Port Facilities Auth. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.9% tender 8/6/08, LOC Wachovia Bank NA Charlotte, CP mode	16,500	16,500
Howard County Gen. Oblig. 1.9% 8/5/08 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	19,000	19,000
Maryland Gen. Oblig. Bonds:
(State & Local Facilities Ln. Prog.) First Series 2006 A, 5% 3/1/09	3,000	3,054
Series 2004, 5% 2/1/09	3,000	3,044
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Participating VRDN:
Series MS 06 1310, 3.26% (Liquidity Facility Morgan Stanley) (b)(f)	7,600	7,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series Putters 2602, 2.64% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 3,440	$ 3,440
(Adventist Healthcare Mid Atlantic Proj.) Series A, 2.17%, LOC LaSalle Bank NA, VRDN (b)	3,000	3,000
(Edenwald Proj.) Series B, 2.14%, LOC Manufacturers & Traders Trust Co., VRDN (b)	3,000	3,000
(Mercy Med. Ctr. Proj.) Series 2007 C, 2.15%, LOC Bank of America NA, VRDN (b)	37,600	37,600
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 B, 2.2%, LOC Bank of America NA, VRDN (b)	18,250	18,250
Series 2008 C, 2.31%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	10,000	10,000
Series 2008 D, 2.17%, LOC SunTrust Banks, Inc., VRDN (b)	12,000	12,000
Series 2008 E, 2.17%, LOC SunTrust Banks, Inc., VRDN (b)	7,000	7,000
(Villa Julie College, Inc. Proj.) 2.15%, LOC Bank of America NA, VRDN (b)	1,790	1,790
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2003 A, 2.4%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	9,330	9,330
Montgomery County Gen. Oblig. Series 2006 B, 2.05% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	35,100	35,100
Prince George's County Rev. (Collington Episcopal Proj.) Series A, 2.17%, LOC LaSalle Bank NA, VRDN (b)	9,470	9,470
		237,998
Massachusetts - 1.5%
Chelsea Lease Rev. Participating VRDN Series LB 08 P35, 2.5% (Liquidity Facility Bank of New York, New York) (b)(f)	9,600	9,600
Massachusetts Dev. Fin. Agcy. Rev. (Harvard Univ. Proj.) Series B-1, 1.8%, VRDN (b)	43,100	43,100
Massachusetts Gen. Oblig. Participating VRDN Series MS 06 1798, 2.34% (Liquidity Facility DEPFA BANK PLC) (b)(f)	20,900	20,900
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 B, 1.95% tender 10/2/08, CP mode	14,250	14,250
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN Series ROC II R 11319, 2.38% (Liquidity Facility Citibank NA) (b)(f)	4,010	4,010
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
Series 2008 E, 2.05% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	$ 22,400	$ 22,400
Somerville Gen. Oblig. BAN 2% 2/20/09	7,001	7,036
		121,296
Michigan - 4.0%
Charlotte Hosp. Fin. Auth. Ltd. Oblig. Rev. (Hayes Green Beach Proj.) 2.29%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	9,000	9,000
Chelsea Econ. Dev. Corp. Ltd. Oblig. Rev. (Silver Maples of Chelsea Proj.) 2.26%, LOC Comerica Bank, Detroit, VRDN (b)	6,600	6,600
Detroit City School District Participating VRDN Series DCL 08 45, 2.41% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	3,950	3,950
Detroit Gen. Oblig. TAN 3.5% 3/31/09, LOC JPMorgan Chase Bank	23,900	24,166
Detroit Swr. Disp. Rev.:
Participating VRDN:
Series GS 06 100 TP, 2.3% (Liquidity Facility DEPFA BANK PLC) (b)(f)	22,860	22,860
Series MT 324 2.46% (Liquidity Facility DEPFA BANK PLC) (b)(f)	14,670	14,670
Series PT 2595, 2.25% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	5,840	5,840
Series Putters 3756, 2.27% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	6,360	6,360
Series 2001 C1, 3.4% (FSA Insured), VRDN (b)	10,200	10,200
Detroit Wtr. Supply Sys. Rev. Series B, 2.7% (FSA Insured), VRDN (b)	50,025	50,025
Grand Valley Michigan State Univ. Rev. Series 2008 B, 2.09%, LOC RBS Citizens NA, VRDN (b)	7,140	7,140
Kent County Bldg. Auth. Participating VRDN Series PT 3242, 2.24% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	10,880	10,880
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 B3, 2.15% (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	23,000	23,000
Michigan Bldg. Auth. Rev. Participating VRDN Series EGL 06 156, 2.75% (Liquidity Facility Citibank NA) (b)(f)	7,000	7,000
Michigan Gen. Oblig.:
Participating VRDN Series MT 494, 2.46% (Liquidity Facility KBC Bank NV) (b)(f)	13,020	13,020
RAN Series A, 4% 9/30/08, LOC DEPFA BANK PLC	42,500	42,573
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.:
(Munising Memorial Hosp. Assoc. Proj.) 2.29%, LOC Banco Santander SA, VRDN (b)	$ 6,400	$ 6,400
(Trinity Health Sys. Proj.) Series E, 2.1% (Liquidity Facility Bank of Nova Scotia, New York Agcy.), VRDN (b)	18,080	18,080
Michigan Muni. Bond Auth. Rev. RAN Series B2, 4.5% 8/20/08, LOC Bank of Nova Scotia, New York Agcy.	12,200	12,205
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Detroit Edison Co. Proj.) Series 2008 ET, 2.2%, LOC Bank of Nova Scotia, VRDN (b)	3,900	3,900
(Detroit Symphony Orchestra, Inc. Proj.) Series 2001 B, 2.1%, LOC LaSalle Bank Midwest NA, VRDN (b)	6,405	6,405
(Dow Chemical Co. Proj.) Series 2003 B1, 2.65%, VRDN (b)	13,450	13,450
		317,724
Minnesota - 1.2%
Bloomington Sr. Hsg. Rev. (Presbyterian Homes Proj.) Series 2008, 2.35%, LOC Freddie Mac, VRDN (b)	5,000	5,000
Farmington Ind. School District #192 Participating VRDN Series ROC II R 12110, 2.39% (Liquidity Facility Bayerische Landesbank) (b)(f)	23,380	23,380
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Children's Healthcare Proj.) Series 2007 A, 2.37% (FSA Insured), VRDN (b)	6,900	6,900
(Children's Hospitals and Clinics Proj.) Series 2007 A, 2.37% (FSA Insured), VRDN (b)	5,000	5,000
Minnesota Gen. Oblig. Participating VRDN Series MS 01 719, 2.26% (Liquidity Facility Morgan Stanley) (b)(f)	6,600	6,600
Minnesota Hsg. Fin. Agcy. Bonds (Residential Hsg. Fin. Proj.) Series N, 3.3% 12/18/08	7,200	7,200
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 2.55%, LOC Fannie Mae, VRDN (b)	2,450	2,450
Robbinsdale Gen. Oblig. (North Memorial Health Care Proj.):
Series 2008 A1, 2.2%, LOC Wells Fargo Bank NA, VRDN (b)	5,000	5,000
Series 2008 A3, 2.17%, LOC Wells Fargo Bank NA, VRDN (b)	5,000	5,000
Rochester Health Care Facilities Rev. Series 2008 C, 1.65% 9/10/08, CP	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Saint Cloud Health Care Rev. (CentraCare Health Sys. Proj.) Series 2008 B, 2.48% (Assured Guaranty Corp. Insured), VRDN (b)	$ 6,305	$ 6,305
Univ. of Minnesota Series 2001 C, 2.23% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	13,340	13,340
		96,175
Mississippi - 1.5%
Mississippi Bus. Fin. Corp.:
Participating VRDN Series MS 06 2240, 2.3% (Liquidity Facility Wells Fargo & Co.) (b)(f)	26,680	26,680
(Chevron USA, Inc. Proj.) Series 2007 C, 2.55% (Chevron Corp. Guaranteed), VRDN (b)	30,000	30,000
Mississippi Bus. Fin. Corp. Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2003, 2.1%, VRDN (b)	18,000	18,000
Mississippi Bus. Fin. Corp. Rev. (Renaissance At Colony Park Proj.) 2.29%, LOC Regions Bank of Alabama, VRDN (b)	12,870	12,870
Mississippi Dev. Bank Spl. Oblig. (East Mississippi Correctional Facility Proj.) Series 2008 B, 2.2%, LOC Bank of America NA, VRDN (b)	32,000	32,000
		119,550
Missouri - 1.1%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. Participating VRDN Series MS 06 1936, 2.66% (Liquidity Facility Morgan Stanley) (b)(f)	3,845	3,845
Kansas City Indl. Dev. Auth. Student Hsg. Facilities Rev. (Oak Street West Proj.) 2.16%, LOC Bank of America NA, VRDN (b)	14,300	14,300
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series EGL 07 0001, 2.25% (Liquidity Facility Citibank NA) (b)(f)	6,000	6,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
(BJC Health Sys. Proj.) Series B, 2.1% (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	17,140	17,140
(SSM Health Care Sys. Proj.) Series 2005 C2, 2.15%, LOC Bank of America NA, VRDN (b)	7,400	7,400
Missouri Health & Edl. Facilities Auth. Rev. Bonds (Ascension Health Proj.) Series 2003 C3, 1.75%, tender 3/3/09 (b)	8,500	8,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Highways & Trans. Commission State Road Rev. Participating VRDN Series MT 496, 2.23% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	$ 19,000	$ 19,000
Saint Louis Arpt. Rev. Participating VRDN Series Floaters 07 004, 3.2% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	12,930	12,930
		89,115
Nebraska - 1.5%
Lancaster County Hosp. Auth. (Immanuel Health Sys. Proj.) Series 2000 A, 2.2%, LOC Allied Irish Banks PLC, VRDN (b)	14,260	14,260
Nebraska Edl. Fin. Auth. Rev. (Creighton Univ. Proj.) Series 2008, 2.05%, LOC JPMorgan Chase Bank, VRDN (b)	9,750	9,750
Nebraska Pub. Pwr. District Rev. Bonds Series B2, 5% 1/1/09	4,800	4,848
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series EGL 07 0009, 2.27% (Liquidity Facility Citibank NA) (b)(f)	18,000	18,000
Omaha Gen. Oblig. Participating VRDN:
Series ROC II R 10085, 2.13% (Liquidity Facility Citibank NA) (b)(f)	9,930	9,930
Series ROC II R 12170, 2.27% (Liquidity Facility Bank of New York, New York) (b)(f)	2,560	2,560
Series ROC II R 9210, 2.13% (Liquidity Facility Citigroup, Inc.) (b)(f)	5,995	5,995
Omaha Pub. Pwr. District Participating VRDN Series EGL 06 14 Class A, 2.27% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	22,135	22,135
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN:
Series BBT 2060, 2.24% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	23,150	23,150
Series MS 1289, 2.76% (Liquidity Facility Morgan Stanley) (b)(f)	9,152	9,152
		119,780
Nevada - 1.3%
Clark County Arpt. Rev. Series 2008 D2, 2.16%, LOC Landesbank Baden-Wuert, VRDN (b)	17,000	17,000
Clark County Fuel Tax:
Participating VRDN:
Series MS 1282, 2.76% (Liquidity Facility Morgan Stanley) (b)(f)	5,600	5,600
Series Putters 1309, 2.89% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,650	5,650
Series 2008 A:
1.6% 8/14/08, LOC BNP Paribas SA, CP	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Fuel Tax: - continued
Series 2008 A:
1.7% 8/13/08, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	$ 6,000	$ 6,000
1.75% 8/7/08, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	6,000	6,000
Clark County Hwy. Impt. Rev. Participating VRDN Series ROC II R 11391, 2.27% (Liquidity Facility Citibank NA) (b)(f)	4,495	4,495
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2006 B, 2.55% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	22,025	22,025
Nevada Gen. Oblig. Participating VRDN Series PZ 142, 2.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	12,630	12,630
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Participating VRDN Series WF 08 14C, 2.27% (Liquidity Facility Wells Fargo & Co.) (b)(f)	19,295	19,295
Series 2006 B, 1.7% 10/9/08, LOC Lloyds TSB Bank PLC, CP	2,000	2,000
		104,695
New Hampshire - 0.0%
New Hampshire Health & Ed. Facilities Auth. Rev. (Exeter Hosp. Group Proj.) Series 2001 B, 2.2%, LOC Bank of America NA, VRDN (b)	2,875	2,875
New Jersey - 0.7%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2008 V3, 2.13%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	16,900	16,900
Series 2008 V4, 2.09%, LOC Bank of America NA, VRDN (b)	22,500	22,500
New Jersey Edl. Facilities Auth. Rev. Participating VRDN Series MS 2689, 2.66% (Liquidity Facility Morgan Stanley) (b)(f)	3,800	3,800
New Jersey Gen. Oblig. Participating VRDN:
Series PT 2509, 2.22% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	8,165	8,165
Series PT 3508, 2.23% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	4,340	4,340
		55,705
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Mexico - 0.3%
Hurly Poll. Cont. Rev. (Kennecott Sante Fe Corp. Proj.) Series 1985, 2.1%, VRDN (b)	$ 15,200	$ 15,200
New Mexico Fin. Auth. Trans. Rev. Series 2008 B1, 2%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	10,700	10,700
		25,900
New York - 2.1%
Long Island Pwr. Auth. Elec. Sys. Rev. Subseries 3B, 2%, LOC WestLB AG, VRDN (b)	15,300	15,300
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Margaret Woodbury Strong Museum Proj.) Series 2005, 2.1%, LOC JPMorgan Chase Bank, VRDN (b)	1,000	1,000
New York City Gen. Oblig.:
Series 2008 J4, 2.1% (Liquidity Facility Bank of America NA), VRDN (b)	8,600	8,600
Series 2008 L5, 2.05% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	35,400	35,400
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 08 23, 2.28% (Liquidity Facility Citigroup, Inc.) (b)(f)	25,175	25,175
Series Merlots 00 DDD, 2.24% (Liquidity Facility Wachovia Bank NA Charlotte) (b)(f)	16,730	16,730
Series ROC II R 406, 2.23% (Liquidity Facility Citibank NA) (b)(f)	13,000	13,000
Series 7, 1.9% 10/16/08, CP	15,800	15,800
New York Local Govt. Assistance Corp. Series 2008 BV2, 2.1% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	19,305	19,305
Tarrytown Gen. Oblig. BAN 2% 2/20/09	20,000	20,102
		170,412
North Carolina - 2.6%
Charlotte Gen. Oblig. Series 2007, 2.15% (Liquidity Facility KBC Bank NV), VRDN (b)	5,000	5,000
Charlotte Wtr. & Swr. Sys. Rev. Series B, 2.12% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	8,350	8,350
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Participating VRDN Series MS 1272, 2.31% (Liquidity Facility Morgan Stanley) (b)(f)	5,065	5,065
Forsyth County Ctfs. of Prtn. Participating VRDN Series ROC II R 7529, 2.24% (Liquidity Facility Citigroup, Inc.) (b)(f)	10,705	10,705
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 2.2% (Liquidity Facility Bank of America NA), VRDN (b)	3,065	3,065
Mecklenburg County Gen. Oblig. Bonds Series B, 4% 2/1/09	1,000	1,012
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series A, 2.26%, LOC Branch Banking & Trust Co., VRDN (b)	$ 7,475	$ 7,475
North Carolina Cap. Facilities Fin. Agcy. Ed. Facilities Rev.:
(Campbell Univ. Proj.) 2.26%, LOC Branch Banking & Trust Co., VRDN (b)	5,410	5,410
(High Point Univ. Rev.) 2.26%, LOC Branch Banking & Trust Co., VRDN (b)	9,900	9,900
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series EGL 07 0015, 2.23% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	10,890	10,890
North Carolina Edl. Facilities Fin. Agcy. Rev. (Queens College Proj.) Series 1999 B, 2.17%, LOC Bank of America NA, VRDN (b)	3,290	3,290
North Carolina Gen. Oblig.:
Bonds Series 1999, 4.6% 4/1/17 (Pre-Refunded to 4/1/09 @ 102) (e)	2,200	2,287
Series 2002 D, 2.18% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	4,200	4,200
Series 2002 E, 2.15% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	7,040	7,040
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. Bonds Series A, 5% 5/1/09 (FSA Insured)	2,370	2,430
North Carolina Med. Care Commission Health Care Facilities Rev.:
Participating VRDN Series ROC II R 10313, 2.31% (Liquidity Facility Citigroup, Inc.) (b)(f)	14,600	14,600
(Friends Homes, Inc. Proj.) Series 2003, 2.2%, LOC Bank of America NA, VRDN (b)	11,815	11,815
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.):
Series A, 2.4%, LOC Bank of America NA, VRDN (b)	20,300	20,300
Series B, 2.4%, LOC Bank of America NA, VRDN (b)	19,600	19,600
Piedmont Triad Arpt. Auth. Series 2008 A, 2.2%, LOC Branch Banking & Trust Co., VRDN (b)	9,000	9,000
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series ROC II R 645, 2.24% (Liquidity Facility Citibank NA) (b)(f)	6,400	6,400
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN:
Series BA 08 1085, 2.26% (Liquidity Facility Bank of America NA) (b)(f)	6,900	6,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN: - continued
Series BBT 08 19, 2.26% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	$ 25,825	$ 25,825
Series EGL 05 3014 Class A, 2.25% (Liquidity Facility Citibank NA) (b)(f)	7,700	7,700
		208,259
North Dakota - 0.1%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008 A2, 2.35% (Assured Guaranty Corp. Insured), VRDN (b)	7,000	7,000
Ohio - 3.0%
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 2.2%, LOC JPMorgan Chase Bank, VRDN (b)	24,100	24,100
Bellefontaine Healthcare Facilities Rev. (High Point Reg'l. Cancer Ctr. Proj.) 2.41%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	3,465	3,465
Clinton County Arpt. Facilities Rev. (Wilmington Air Park, Inc.) Series 1991, 2.17%, LOC Wachovia Bank NA Charlotte, VRDN (b)	3,500	3,500
Geauga County Rev. (South Franklin Circle Proj.) Series 2007 A, 2.6%, LOC KeyBank NA, VRDN (b)	35,200	35,200
Hamilton County Health Care Facilities Rev. 2.24%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	3,855	3,855
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series M, 2.06%, LOC JPMorgan Chase Bank, VRDN (b)	3,100	3,100
Hancock County Hosp. Facilities Rev. (Blanchard Valley Reg'l. Health Ctr. Proj.) Series 2004, 2.4% (FSA Insured), VRDN (b)	25,475	25,475
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 A, 2.1%, LOC JPMorgan Chase Bank, VRDN (b)	28,500	28,500
Miamisburg City School District BAN 2.5% 11/13/08	12,600	12,625
Montgomery County Rev. (Catholic Health Initiatives Proj.):
Series B1, 2.4% (Liquidity Facility Bank of New York, New York), VRDN (b)	7,375	7,375
Series B2, 2.4% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	6,315	6,315
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 2.25%, VRDN (b)	4,300	4,300
Ohio Gen. Oblig.:
Bonds Series A, 5.5% 12/1/08	5,000	5,072
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Gen. Oblig.: - continued
Participating VRDN Series Putters 02 306, 2.29% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	$ 12,425	$ 12,425
(Common Schools Proj.) Series 2005 B, 1.9%, VRDN (b)	8,140	8,140
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.):
Series 2008 C, 2.2%, LOC Wells Fargo Bank NA, VRDN (b)	14,500	14,500
Series 2008 D, 2.25%, LOC JPMorgan Chase Bank, VRDN (b)	28,300	28,300
Richland County Gen. Oblig. BAN Series B, 2% 2/19/09	4,500	4,513
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.):
Series 1998 A, 2.05%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	7,935	7,935
Series 1998 B, 2.18%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	2,150	2,150
		240,845
Oklahoma - 0.1%
Univ. Hosps Trust Rev. Series 2005 A, 2.2%, LOC Bank of America NA, VRDN (b)	10,250	10,250
Oregon - 0.8%
Oregon Dept. of Trans. Hwy. User Tax Rev. Series 2006 B1, 2.11% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	4,900	4,900
Oregon Facilities Auth. Rev.:
(Lewis & Clark College Proj.) Series 2008 A, 2.2%, LOC Wells Fargo Bank NA, VRDN (b)	20,000	20,000
(PeaceHealth Proj.) Series 2008 A, 2%, LOC U.S. Bank NA, Minnesota, VRDN (b)	8,000	8,000
Oregon Health and Science Univ. Spl. Rev. (OHSU Med. Group Proj.):
Series 2004 A, 2.4%, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., VRDN (b)	19,410	19,410
Series 2004 B, 2.4%, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., VRDN (b)	5,350	5,350
Oregon Homeowner Rev. Participating VRDN Series MT 472, 2.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,610	5,610
		63,270
Pennsylvania - 4.8%
Adams County Indl. Dev. Auth. Rev. (Gettysburg Foundation Proj.) Series A, 2.4%, LOC Manufacturers & Traders Trust Co., VRDN (b)	9,700	9,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Allegheny County Series C58A, 2.13%, LOC JPMorgan Chase Bank, VRDN (b)	$ 21,395	$ 21,395
Allegheny County Hosp. Dev. Auth. Rev. Bonds (Pittsburgh Med. Ctr. Proj.) Series 2008 A, 4% 9/1/08	7,275	7,286
Chester County Indl. Dev. Auth. Student Hsg. Rev. (Univ. Student Hsg., LLC at West Chester Univ. of Pennsylvania Proj.) Series 2008 A, 2.24%, LOC Citizens Bank of Pennsylvania, VRDN (b)	9,000	9,000
Commonwealth Fing. Auth. Rev. Participating VRDN Series Putters 2962, 2.44% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,185	11,185
Dallastown Area School District York County 3% (FSA Insured), VRDN (b)	10,500	10,500
Dauphin County Gen. Auth. (Pinnacle Health Systems Proj.) 2.8% (FSA Insured), VRDN (b)	5	5
Erie Wtr. Auth. Rev. Series 2006 A, 2.48% (FSA Insured), VRDN (b)	1,800	1,800
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 2.4%, LOC Manufacturers & Traders Trust Co., VRDN (b)	19,615	19,615
Lehigh County Gen. Purp. Auth.:
(Lehigh Valley Health Network Proj.) Series A, 2.5% (FSA Insured), VRDN (b)	17,575	17,575
(Muhlenberg College Proj.) 2.4%, LOC Bank of America NA, VRDN (b)	7,500	7,500
Luzerne County Series A, 2.48% (FSA Insured), VRDN (b)	39,700	39,700
Manheim Central School District 3% (FSA Insured), VRDN (b)	2,845	2,845
Manheim Township School District 3% (FSA Insured), VRDN (b)	3,085	3,085
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PECO Energy Proj.) Series 1994 A, 1.8% tender 8/7/08, LOC BNP Paribas SA, CP mode	5,000	5,000
Pennsylvania Higher Edl. Facilities Auth. (Washington & Jefferson Dev. Corp. Proj.) Series A, 2.26%, LOC UniCredit SpA, VRDN (b)	4,500	4,500
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series Putters 1271, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,925	2,925
(King's College Proj.) Series 2001 H6, 2.19%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,500	2,500
(Marywood Univ. Proj.) Series A, 2.19%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,900	2,900
Pennsylvania Pub. School Bldg. Auth. Philadelphia School Lease Rev. Participating VRDN:
Series DCL 08 016, 2.39% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	5,340	5,340
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Pub. School Bldg. Auth. Philadelphia School Lease Rev. Participating VRDN: - continued
Series MS 06 1552, 2.66% (Liquidity Facility Morgan Stanley) (b)(f)	$ 7,400	$ 7,400
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN:
Series MS 06 1479, 2.66% (Liquidity Facility Morgan Stanley) (b)(f)	4,670	4,670
Series Putters 371Z, 2.59% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,120	7,120
Pennsylvania Tpk. Commission Registration Fee Rev. Series 2005 D, 3% (FSA Insured), VRDN (b)	3,475	3,475
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B3, 1.95%, LOC Bank of America NA, VRDN (b)	8,500	8,500
Series 2008 B4, 2.2%, LOC Bank of America NA, VRDN (b)	10,000	10,000
Series 2008 B6, 2.17%, LOC Bank of America NA, VRDN (b)	10,000	10,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Sixth Series, 2.55% (FSA Insured), VRDN (b)	100	100
Philadelphia Gen. Oblig.:
Participating VRDN:
Series MS 01 751, 2.31% (Liquidity Facility Morgan Stanley) (b)(f)	5,330	5,330
Series ROC II R 11454, 2.74% (Liquidity Facility Citibank NA) (b)(f)	4,300	4,300
Series ROC II R 12231, 2.74% (Liquidity Facility Citibank NA) (b)(f)	8,100	8,100
Series 2007 B, 3% (FSA Insured), VRDN (b)	14,400	14,400
Philadelphia School District:
Participating VRDN Series PT 2793, 2.24% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	6,880	6,880
Series 2008 A1, 2.2%, LOC Bank of America NA, VRDN (b)	13,500	13,500
Series 2008 A3, 2.2%, LOC Bank of America NA, VRDN (b)	6,800	6,800
Series 2008 B2, 2.1%, LOC Wachovia Bank NA Charlotte, VRDN (b)	12,100	12,100
Series 2008 D1, 2.19%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	13,000	13,000
Series 2008 D2, 2.19%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	6,800	6,800
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (WPS Westwood Generation, LLC Proj.) 2.5%, VRDN (b)	18,100	18,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Southeastern Pennsylvania Trans. Auth. Rev. Series 2007, 2.19%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	$ 30,800	$ 30,800
St. Mary Hosp. Auth. Bucks County (Catholic Health Initiatives Proj.) Series B, 2.4% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	7,800	7,800
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. (Univ. Cap. Proj.) Series 2002 A, 2.23% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	1,700	1,700
		385,231
Rhode Island - 0.3%
Narragansett Bay Cmnty. Wastewtr. Sys. Rev. Participating VRDN Series Solar 07 16, 2.29% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	12,465	12,465
Rhode Island Clean Wtr. Protection Fin. Agcy. Wtr. Poll. Cont. Rev. Participating VRDN Series PT 1403, 2.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,095	5,095
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Care New England Health Sys. Proj.) Series 2008 B, 2.2%, LOC JPMorgan Chase Bank, VRDN (b)	8,400	8,400
		25,960
South Carolina - 2.5%
Berkeley County School District Participating VRDN Series MSCO 01 656, 2.31% (Liquidity Facility Morgan Stanley) (b)(f)	5,600	5,600
Charleston Wtrwks. & Swr. Rev. Series A, 2.2% (Liquidity Facility Bank of America NA), VRDN (b)	8,275	8,275
Greenville County School District Installment Purp. Rev. Participating VRDN:
Series MS 06 2056, 2.46% (Liquidity Facility Wells Fargo & Co.) (b)(f)	7,440	7,440
Series PT 3393, 2.26% (Liquidity Facility Dexia Cr. Local de France) (b)(f)(g)	15,745	15,745
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 2.32%, VRDN (b)	18,700	18,700
Piedmont Muni. Pwr. Agcy. Elec. Rev.:
Series 2008 B, 2.3% (Assured Guaranty Corp. Insured), VRDN (b)	20,900	20,900
Series 2008 C, 2.2% (Assured Guaranty Corp. Insured), VRDN (b)	22,500	22,500
South Carolina Gen. Oblig. Participating VRDN:
Series ROC II R 10190, 2.13% (Liquidity Facility Citibank NA) (b)(f)	9,585	9,585
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Gen. Oblig. Participating VRDN: - continued
Series ROC II R 692W, 2.23% (Liquidity Facility Wells Fargo & Co.) (b)(f)	$ 4,090	$ 4,090
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (The Methodist Home Proj.) Series 1994, 2.25%, LOC Bank of America NA, VRDN (b)	5,900	5,900
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.):
Series 2008 A, 2.35%, LOC Bank of America NA, VRDN (b)	13,000	13,000
Series 2008 B, 2.35%, LOC Bank of America NA, VRDN (b)	16,450	16,450
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series PT 1877, 2.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	3,640	3,640
Series PT 3460, 2.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	9,925	9,925
Series Putters 1094, 2.64% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,815	2,815
South Carolina Trans. Infrastructure Bank Rev.:
Series 2003 B1, 2.2%, LOC Bank of America NA, VRDN (b)	16,500	16,500
Series 2003 B2, 2.35%, LOC Branch Banking & Trust Co., VRDN (b)	10,000	10,000
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 2.15% tender 8/1/08, CP mode	7,200	7,200
		198,265
Tennessee - 2.8%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2008 E1A, 2.17%, LOC SunTrust Banks, Inc., VRDN (b)	7,000	7,000
Chattanooga Health Ed. & Hsg. (McCallie School Proj.) Series 1998, 2.2%, LOC SunTrust Banks, Inc., VRDN (b)	5,745	5,745
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 2.2%, LOC Bank of America NA, VRDN (b)	8,530	8,530
Clarksville Pub. Bldg. Auth. Rev.:
(City of Murfreesboro Ln. Prog.) 2.2%, LOC SunTrust Banks, Inc., VRDN (b)	7,100	7,100
Series 1994, 2.2%, LOC Bank of America NA, VRDN (b)	4,105	4,105
Johnson City Health & Edl. Hosp. Rev. (Mountain States Health Alliance Proj.) Series 2008 A, 2.25%, LOC Regions Bank of Alabama, VRDN (b)	13,000	13,000
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 A, 2.27%, LOC Landesbank Baden-Wuert, VRDN (b)	4,300	4,300
Memphis Gen. Oblig. Bonds Series 2002, 5.25% 11/1/08	6,175	6,225
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) 2.2%, LOC Bank of America NA, VRDN (b)	$ 15,500	$ 15,500
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	20,000	20,000
Sevier County Pub. Bldg. Auth. Rev.:
Series 6A1, 2.35% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	3,000	3,000
Series IV C3, 2.85% (FSA Insured), VRDN (b)	3,900	3,900
Shelby County Gen. Oblig.:
Series 2004 B, 2% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	52,165	52,165
Series 2008 A, 1.6% 9/10/08, CP	17,800	17,800
Series 2008 B, 2.24% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	26,000	26,000
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Methodist Le Bonheur Healthcare Proj.) Series 2008 B, 2.48% (Assured Guaranty Corp. Insured), VRDN (b)	22,900	22,900
Springfield Health & Edl. Facilities Board Rev. (NorthCrest Med. Ctr. Proj.) 2.25%, LOC Regions Bank of Alabama, VRDN (b)	9,520	9,520
		226,790
Texas - 15.7%
Austin Wtr. & Wastewtr. Sys. Rev.:
Participating VRDN Series PZ 157, 2.37% (Liquidity Facility Wells Fargo & Co.) (b)(f)	8,395	8,395
2.05%, LOC Dexia Cr. Local de France, VRDN (b)	15,500	15,500
2.6% (FSA Insured), VRDN (b)	26,800	26,800
Bastrop Independent School District Participating VRDN Series ROC II R 492, 2.24% (Liquidity Facility Citibank NA) (b)(f)	8,150	8,150
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Dow Chemical Co. Proj.) Series B1, 2.3%, VRDN (b)	11,600	11,600
Brownsville Independent School District Participating VRDN Series Merlots 07 D79, 2.24% (Liquidity Facility Wachovia Bank NA Charlotte) (b)(f)	3,830	3,830
Caddo Mills Independent School District Participating VRDN Series DB 473, 2.28% (Liquidity Facility Deutsche Bank AG) (b)(f)	5,277	5,277
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN:
Series EGL 07 0020, 2.38% (Liquidity Facility Bayerische Landesbank) (b)(f)	19,800	19,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN: - continued
Series GS 07 10TP, 2.28% (Liquidity Facility DEPFA BANK PLC) (b)(f)	$ 10,525	$ 10,525
Dallas Independent School District:
Participating VRDN Series PT 2210, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	7,205	7,205
TAN 3% 2/13/09 (a)	9,700	9,751
Denton Independent School District Participating VRDN Series MS 451, 2.36% (Liquidity Facility Morgan Stanley) (b)(f)	4,015	4,015
Eagle Mountain & Saginaw Independent School District Participating VRDN Series SGA 03 141, 2.2% (Liquidity Facility Societe Generale) (b)(f)	4,000	4,000
El Paso Independent School District Participating VRDN Series Putters 1035, 2.29% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	4,255	4,255
Friendswood Independent School District Participating VRDN:
Series BA 08 3036X, 2.26% (Liquidity Facility Bank of America NA) (b)(f)	8,635	8,635
Series MS 2838, 2.36% (Liquidity Facility Morgan Stanley) (b)(f)	7,500	7,500
Granbury Independent School District Participating VRDN Series SG 129, 2.24% (Liquidity Facility Societe Generale) (b)(f)	4,815	4,815
Grapevine-Colleyville Independent School District Bonds 5% 8/15/29 (Pre-Refunded to 8/15/08 @ 100) (e)	8,900	8,913
Harlandale Independent School District Participating VRDN Series Putters 524, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,665	2,665
Harris County Ind. Dev. Corp. 2.2%, LOC Royal Bank of Canada, VRDN (b)	18,600	18,600
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.):
Series 2008 A, 2.1%, LOC JPMorgan Chase Bank, VRDN (b)	20,200	20,200
Series 2008 D, 2.1%, LOC Compass Bank, VRDN (b)	25,000	25,000
Harris County Flood Cont. District Participating VRDN Series ROC II R 12099, 2.23% (Liquidity Facility Citigroup, Inc.) (b)(f)	33,300	33,300
Harris County Gen. Oblig. Series D, 1.6% 8/7/08, CP	17,210	17,210
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.) Series 2008 A, 2.2%, LOC Compass Bank, VRDN (b)	13,100	13,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harrison County Health Facilities Dev. Corp. Rev. (Marshall Reg'l. Med. Ctr. Proj.) 2.29%, LOC Regions Bank of Alabama, VRDN (b)	$ 12,115	$ 12,115
Hays Consolidated Independent School District Participating VRDN Series PT 2462, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	3,500	3,500
HFDC of Central Texas, Inc. Rev. (Villa de San Antonio Proj.) 2.21%, LOC KBC Bank NV, VRDN (b)	13,000	13,000
Houston Arpt. Sys. Rev. Participating VRDN:
Series ROC II R 12022, 2.75% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	7,730	7,730
2.28% (Liquidity Facility Deutsche Bank AG) (b)(f)	9,455	9,455
Houston Cmnty. College Sys. Rev. Bonds 3% 2/15/09 (FSA Insured)	1,845	1,859
Houston Gen. Oblig.:
Participating VRDN Series Putters 1151, 2.59% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,095	9,095
Series 2004 F, 1.6% 9/3/08 (Liquidity Facility DEPFA BANK PLC), CP	4,500	4,500
Series A, 2% 8/12/08, LOC Bank of New York, New York, CP	3,400	3,400
Series E2, 2% 8/6/08 (Liquidity Facility Landesbank Baden-Wuert), CP	5,000	5,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series SG 139, 2.25% (Liquidity Facility Societe Generale) (b)(f)	3,100	3,100
Houston Independent School District Participating VRDN Series Putters 1060, 2.29% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	5,300	5,300
Houston Util. Sys. Rev.:
Participating VRDN Series Putters 2493, 2.59% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,715	1,715
Series 2004 A:
1.6% 8/14/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	17,500	17,500
1.65% 9/9/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	15,000	15,000
1.65% 9/10/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	8,900	8,900
1.85% 8/6/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	5,000	5,000
Series 2004 B2, 2.05%, LOC Dexia Cr. Local de France, LOC Bank of America NA, VRDN (b)	15,500	15,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev.: - continued
Series 2004 B4, 2.05%, LOC Dexia Cr. Local de France, LOC Bank of America NA, VRDN (b)	$ 20,955	$ 20,955
Series 2004 B5, 2.05%, LOC Dexia Cr. Local de France, LOC Bank of America NA, VRDN (b)	24,460	24,460
Houston Wtr. & Swr. Sys. Rev. Participating VRDN Series Merlots 02 A16, 2.74% (Liquidity Facility Wachovia Bank NA Charlotte) (b)(f)	2,270	2,270
Hunt Memorial Hosp. District Rev. Series 1998, 2.5% (FSA Insured), VRDN (b)	3,855	3,855
Irving Independent School District Participating VRDN Series PT 3954, 2.24% (Liquidity Facility Wells Fargo & Co.) (b)(f)	8,900	8,900
Kendall County Health Facilities Dev. Corp. Health Care Rev. (Morningside Ministries Proj.) 2.17%, LOC Allied Irish Banks PLC, VRDN (b)	5,900	5,900
Lamar Consolidated Independent School District Participating VRDN Series ROC II R 10276, 2.24% (Liquidity Facility Citigroup, Inc.) (b)(f)	5,125	5,125
Lewisville Independent School District Participating VRDN Series SGA 134, 2.2% (Liquidity Facility Societe Generale) (b)(f)	1,290	1,290
Lower Colorado River Auth. Rev.:
Series A:
1.7% 9/3/08 (Liquidity Facility JPMorgan Chase Bank), CP	16,500	16,500
1.9% 10/10/08 (Liquidity Facility JPMorgan Chase Bank), CP	11,700	11,700
1.7% 8/7/08, LOC JPMorgan Chase Bank, LOC WestLB AG, CP	5,100	5,100
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 A, 2.1%, VRDN (b)	11,740	11,740
Mesquite Independent School District Participating VRDN Series Putters 1032, 2.29% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	5,275	5,275
New Caney Independent School District Participating VRDN Series MS 1286, 2.36% (Liquidity Facility Morgan Stanley) (b)(f)	9,480	9,480
North East Texas Independent School District Participating VRDN:
Series Putters 393, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,880	3,880
Series ROC II R 10193, 2.13% (Liquidity Facility Citibank NA) (b)(f)	16,330	16,330
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Northside Independent School District Participating VRDN Series PT 2329, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 4,585	$ 4,585
Nueces River Auth. Wtr. Supply Rev. Participating VRDN:
Series PT 3190, 2.48% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,645	5,645
Series Putters 1412, 2.79% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,930	2,930
Oakbend Med. Ctr. Hosp. Rev. 2.2%, LOC Regions Bank of Alabama, VRDN (b)	37,500	37,500
Plano Independent School District Participating VRDN Series SGA 128, 2.2% (Liquidity Facility Societe Generale) (b)(f)	21,380	21,380
Princeton Independent School District Participating VRDN Series SGB 02 41A, 2.28% (Liquidity Facility Societe Generale) (b)(f)	1,250	1,250
Red River Ed. Fin. Corp. Ed. Rev. Participating VRDN Series SGA 109, 2.2% (Liquidity Facility Societe Generale) (b)(f)	7,070	7,070
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series MS 08 2450, 2.26% (Liquidity Facility Morgan Stanley) (b)(f)	5,360	5,360
Series PT 3921, 2.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	12,000	12,000
Series SG 104, 2.25% (Liquidity Facility Societe Generale) (b)(f)	5,490	5,490
Series SG 105, 2.25% (Liquidity Facility Societe Generale) (b)(f)	29,400	29,400
Series 2003, 2.23% (Liquidity Facility Bank of America NA), VRDN (b)	7,600	7,600
Series A:
1.6% 8/14/08, CP	2,000	2,000
1.8% 8/7/08, CP	52,400	52,400
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots 00 VV, 2.24% (Liquidity Facility Wachovia Bank NA Charlotte) (b)(f)	1,000	1,000
Seminole Independent School District Participating VRDN Series DB 559, 2.28% (Liquidity Facility Deutsche Bank AG) (b)(f)	3,300	3,300
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 3, 2.07%, LOC Compass Bank, VRDN (b)	9,400	9,400
Texas A&M Univ. Rev. Participating VRDN Series Putters 945, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,425	1,425
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Dept. of Trans. Ctfs. of Prtn. Series 2005 A, 1.6% 9/3/08, LOC Bank of America NA, LOC State Street Bank & Trust Co., Boston, CP	$ 6,750	$ 6,750
Texas Gen. Oblig.:
Participating VRDN:
Series EGL 03 26 Class A, 2.25% (Liquidity Facility Citibank NA) (b)(f)	4,800	4,800
Series EGL 06 0125, 2.25% (Liquidity Facility Citibank NA) (b)(f)	18,900	18,900
Series EGL 07 90, 2.23% (Liquidity Facility Citibank NA) (b)(f)	25,000	25,000
Series LB 05 K15, 2.53% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	8,000	8,000
Series Putters 2481, 2.29% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(f)	2,200	2,200
Series Putters 2490, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,850	1,850
Series Putters 2615, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,200	11,200
Series Putters 2816, 2.29% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	8,625	8,625
TRAN 4.5% 8/28/08	219,700	219,834
Texas Pub. Fin. Auth. Rev. Series 2003, 1.6% 9/12/08, CP	23,000	23,000
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN:
Series MS 06 2033, 2.26% (Liquidity Facility Morgan Stanley) (b)(f)	17,661	17,661
Series PT 4449, 2.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	18,985	18,985
Series ROC II R 11273, 2.24% (Liquidity Facility Citibank NA) (b)(f)	19,000	19,000
Texas Wtr. Dev. Board Rev. Participating VRDN Series Floaters 2300, 2.26% (Liquidity Facility Morgan Stanley) (b)(f)	3,000	3,000
Travis County Health Facilities Dev. (Longhorn Village Proj.) Series 2008 B, 2.18%, LOC Bank of Scotland PLC, VRDN (b)	4,230	4,230
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN:
Series DCL 08 69, 2.26% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	12,390	12,390
Series Putters 1646, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,125	5,125
Univ. of Texas Permanent Univ. Fund Rev.:
Participating VRDN Series Putters 1668, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	12,295	12,295
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Permanent Univ. Fund Rev.: - continued
Series 2008 A, 1.85% 8/5/08, CP	$ 12,000	$ 12,000
West Side Calhoun County Corp. Poll. Cont. Rev. (Sohio Chemical Co. Proj.) 2.1% (BP PLC Guaranteed), VRDN (b)	13,800	13,800
Ysleta Independent School District Participating VRDN Series Putters 1039, 2.29% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	5,955	5,955
		1,257,805
Utah - 0.6%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Participating VRDN Series EGL 96 C4402 Class A, 2.73% (Liquidity Facility Citibank NA) (b)(f)	5,550	5,550
Series 1997 B3, 1.6% 9/12/08 (Liquidity Facility Bank of Nova Scotia), CP	8,750	8,750
Series 1998 B4, 2.15% 8/6/08 (Liquidity Facility Bank of Nova Scotia), CP	3,000	3,000
Murray City Hosp. Rev. (IHC Health Services, Inc. Proj.) Series B, 2.1% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	19,960	19,960
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series Putters 2833, 2.44% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	9,185	9,185
		46,445
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Norwich Univ. Proj.) Series 2008, 2.05%, LOC RBS Citizens NA, VRDN (b)	12,000	12,000
Virginia - 1.6%
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. (Winchester Med. Ctr. Proj.) Series 2000, 2.5% (FSA Insured), VRDN (b)	5,665	5,665
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2008 C4, 1.6%, tender 4/20/09 (b)	11,600	11,600
Fairfax County Wtr. Auth. Wtr. Rev. Participating VRDN Series EGL 06 91 Class A, 2.25% (Liquidity Facility Citibank NA) (b)(f)	5,220	5,220
Harrisonburg Indl. Dev. Auth. Rev. (Rockingham Memorial Hosp. Proj.) Series 2005, 2.25%, LOC SunTrust Banks, Inc., VRDN (b)	4,450	4,450
Henrico County Econ. Dev. Auth. Rev. (Bon Secours Health Sys., Inc. Proj.) Series 2008 B2, 2.45% (Assured Guaranty Corp. Insured), VRDN (b)	8,800	8,800
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.) Series 2003 B, 2%, VRDN (b)	20,100	20,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1984:
1.65% tender 8/8/08, CP mode	$ 4,000	$ 4,000
1.7% tender 8/12/08, CP mode	2,000	2,000
Richmond Indl. Dev. Auth. Edl. Facilities Rev. (Church Schoos in the Diocese of Virginia Proj.) Series 2001, 2.2%, LOC SunTrust Banks, Inc., VRDN (b)	3,535	3,535
Russell County Indl. Dev. Auth. Hosp. Rev. (Mountain States Health Alliance Proj.) Series 2008 B, 2.25%, LOC Regions Bank of Alabama, VRDN (b)	15,000	15,000
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series ROC II R 10329, 2.24% (Liquidity Facility Citigroup, Inc.) (b)(f)	18,700	18,700
Virginia College Bldg. Auth. Edl. Facilities Rev.:
Bonds (21st Century College and Equip. Prog.) Series 2006 A, 5% 2/1/09	10,635	10,796
Participating VRDN Series MS 01 721, 2.26% (Liquidity Facility Morgan Stanley) (b)(f)	2,300	2,300
(Shenandoah Univ. Proj.) 2.2%, LOC Branch Banking & Trust Co., VRDN (b)	2,400	2,400
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series ROC II R 10076, 2.13% (Liquidity Facility Citibank NA) (b)(f)	4,200	4,200
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series LB 08 K13W, 2.5% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	4,500	4,500
Series ROC II R 11010, 2.24% (Liquidity Facility Citibank NA) (b)(f)	5,420	5,420
		128,686
Washington - 2.4%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Merlots 07 D76, 2.49% (Liquidity Facility Wachovia Bank NA Charlotte) (b)(f)	4,990	4,990
Clover Park School District #400, Pierce County Gen. Oblig. Participating VRDN Series Tops 06 35, 2.36% (Liquidity Facility Bank of America NA) (b)(f)	10,815	10,815
Energy Northwest Elec. Rev.:
Participating VRDN:
Series PT 734, 2.23% (Liquidity Facility Svenska Handelsbanken AB) (b)(f)	7,000	7,000
Series ROC II R 152, 2.5% (Liquidity Facility Citibank NA) (b)(f)	6,695	6,695
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Energy Northwest Elec. Rev.: - continued
Participating VRDN:
Series ROC II R 3012, 2.5% (Liquidity Facility Citigroup, Inc.) (b)(f)	$ 9,490	$ 9,490
(#3 Proj.) Series 2003 D31, 2.8% (FSA Insured), VRDN (b)	7,475	7,475
King County Gen. Oblig. Participating VRDN Series Putters 2541, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,795	3,795
King County Shoreline School District # 412 Participating VRDN:
Series Merlots 08 D67, 2.59% (Liquidity Facility Wachovia Bank NA Charlotte) (b)(f)	15,625	15,625
Series MS 08 2440, 2.46% (Liquidity Facility Morgan Stanley) (b)(f)	2,690	2,690
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 2.2%, LOC Bank of America NA, VRDN (b)	19,505	19,505
Pierce County School District #3 Puyallup Participating VRDN Series Putters 415, 2.44% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,195	4,195
Port of Seattle Gen. Oblig. Series 2002 A2, 1.9% 10/6/08, LOC Bayerische Landesbank Girozentrale, CP	13,460	13,460
Port of Seattle Rev. Participating VRDN Series MS 1028, 2.76% (Liquidity Facility Morgan Stanley) (b)(f)	4,345	4,345
Seattle Gen. Oblig. Bonds Series A, 5.5% 3/1/09	1,000	1,022
Washington Gen. Oblig. Participating VRDN:
Series BA 08 1121, 2.26% (Liquidity Facility Bank of America NA) (b)(f)	7,500	7,500
Series Merlots 08 C30, 2.44% (Liquidity Facility Wachovia Bank NA Charlotte) (b)(f)	3,000	3,000
Series MS 2571, 2.26% (Liquidity Facility Morgan Stanley) (b)(f)	1,714	1,714
Series PT 3293, 2.34% (Liquidity Facility KBC Bank NV) (b)(f)	5,325	5,325
Series PT 4771, 2.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	8,335	8,335
Series Putters 1199, 2.44% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,600	3,600
Series Putters 509, 2.49% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,470	5,470
Series ROC II R 759 PB, 2.39% (Liquidity Facility Deutsche Postbank AG) (b)(f)	7,995	7,995
Washington Health Care Facilities Auth. Rev.:
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 A, 2.2%, LOC Bank of America NA, VRDN (b)	12,480	12,480
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.: - continued
(Empire Health Services Proj.) Series 2003, 2.35%, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 4,315	$ 4,315
(Fred Hutchinson Cancer Research Ctr. Proj.) Series 2000, 2.2%, LOC KeyBank NA, VRDN (b)	15,000	15,000
(PeaceHealth Proj.) Series 2008 B, 2%, LOC Wells Fargo Bank NA, VRDN (b)	4,000	4,000
Washington Hsg. Fin. Commission Nonprofit Rev.:
(Eastside Catholic School Proj.) Series A, 2.28%, LOC KeyBank NA, VRDN (b)	5,000	5,000
(United Way King County Proj.) 2.25%, LOC Bank of America NA, VRDN (b)	1,800	1,800
		196,636
West Virginia - 0.3%
Cabell County Life Care Facilities Rev. (Foster Foundation Prog.) Series 1998 A, 2.49%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	3,780	3,780
West Virginia Econ. Dev. Auth. Poll. Cont. Rev. (Ohio Pwr. Co. - Kammer Proj.) Series 2008 B, 2.08%, LOC Royal Bank of Scotland PLC, VRDN (b)	6,665	6,665
West Virginia Hosp. Fin. Auth. Rev. (Pallottine Health Svcs. Proj.) Series 2003 A1, 2.3%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	12,980	12,980
		23,425
Wisconsin - 3.4%
Milwaukee Gen. Oblig. RAN:
Series 2007 M6, 4.5% 9/4/08	26,200	26,220
Series 2008 R5, 3% 12/15/08	13,600	13,658
Univ. of Wisconsin Hosp. & Clinics Auth.:
Series 2005, 2.35% (FSA Insured), VRDN (b)	34,835	34,835
Series 2008 B, 2.05%, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,650	5,650
Wisconsin Gen. Oblig.:
Participating VRDN Series BBT 08 47, 2.26% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	6,405	6,405
Series 2006 A, 1.63% 9/10/08, CP	19,513	19,513
Series 2008, 1.7% 8/6/08, CP	6,400	6,400
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds (Luther Hosp. Proj.) 1.68%, tender 4/15/09 (b)	11,800	11,800
Participating VRDN Series MT 318, 2.46% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	32,285	32,285
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Aspirus Wausau Hosp., Inc. Obligated Group Proj.) Series 2004, 2.1%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	$ 9,850	$ 9,850
(Attic Angel Obligated Group Proj.) 2.21%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	11,300	11,300
(Aurora Health Care, Inc. Proj.) Series C, 2.25%, LOC KBC Bank NV, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	12,970	12,970
(Aurora Health Care, Inc. Sys. Proj.) Series B, 2.25%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	48,310	48,310
(Marshfield Clinic Proj.) Series B, 2.21%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	31,000	31,000
(Nat'l. Regency of New Berlin, Inc. Proj.) 2.25%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	5,700	5,700
Wisconsin Trans. Rev. Participating VRDN Series Putters 299, 2.29% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	895	895
		276,791
Wyoming - 0.8%
Platte County Poll. Cont. Rev. (Tri-State Generation & Transmission Assoc. Proj.) Series 1984 A, 2.55%, LOC Nat'l. Rural Utils. Coop. Fin. Corp., VRDN (b)	26,400	26,400
Uinta County Poll. Cont. Rev. (Chevron Corp. Proj.) Series 1993, 2.05%, VRDN (b)	39,245	39,245
		65,645
Other - 2.0%
Fidelity Tax-Free Cash Central Fund, 2.37% (c)(d)	160,193	160,193
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $7,916,759)		7,916,759
NET OTHER ASSETS - 1.5%		117,951
NET ASSETS - 100%		$ 8,034,710
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,745,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Greenville County School District Installment Purp. Rev. Participating VRDN Series PT 3393, 2.26% (Liquidity Facility Dexia Cr. Local de France)	4/6/06	$ 15,745
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 2,497
Income Tax Information
At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $7,916,759,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Tax-Free
Money Market Fund

July 31, 2008

Fidelity Tax-Free Money Market Fund is a
class of Fidelity® Cash Management Funds:
Tax-Exempt Fund

1.834742.102

FTF-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.5%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Alabama Pub. School & College Auth. Rev. Participating VRDN:
Series Putters 124, 2.74% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	$ 10,000	$ 10,000
Series Putters 2403, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,995	9,995
Chatom Ind. Dev. Board Gulf Opportunity Zone Rev. Bonds (Alabama Elec. Coop., Inc. Proj.) Series 2007 A, 1.9%, tender 8/1/08 (b)	6,100	6,100
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 B, 2.18%, LOC Wachovia Bank NA Charlotte, VRDN (b)	13,700	13,700
		39,795
Alaska - 0.6%
Anchorage Gen. Oblig. TAN 2.5% 12/30/08	14,600	14,636
CIVICVentures Rev. Participating VRDN Series Solar 06 33, 2.26% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	12,305	12,305
Valdez Marine Term. Rev.:
(BP Pipelines, Inc. Proj.) Series B, 2.1%, VRDN (b)	5,800	5,800
(ConocoPhillips Proj.) Series 1994 A, 2.18%, VRDN (b)	19,000	19,000
		51,741
Arizona - 2.6%
Arizona Board of Regents Arizona State Univ. Rev.:
Series 2008 A, 2.15%, LOC Lloyds TSB Bank PLC, VRDN (b)	6,500	6,500
Series 2008 B, 2.15%, LOC Lloyds TSB Bank PLC, VRDN (b)	3,400	3,400
Arizona Health Facilities Auth. Rev.:
Participating VRDN Series MS 06 1782, 2.26% (Liquidity Facility Morgan Stanley) (b)(f)	28,000	28,000
(Banner Health Sys. Proj.) Series 2008 C, 2.15%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	21,450	21,450
(Catholic Healthcare West Proj.):
Series 2008 B, 2.13%, LOC Bank of America NA, VRDN (b)	14,800	14,800
Series 2008 C, 2.15%, LOC Bank of America NA, VRDN (b)	21,300	21,300
Arizona Trans. Board Hwy. Rev. Participating VRDN Series ROC II R 6098, 2.24% (Liquidity Facility Citigroup, Inc.) (b)(f)	3,815	3,815
Glendale Muni. Property Corp. Rev. Participating VRDN Series Merlots D210, 2.74% (Liquidity Facility Wachovia Bank NA Charlotte) (b)(f)	5,205	5,205
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Participating VRDN Series ROC II R 6039, 2.5% (Liquidity Facility Citigroup, Inc.) (b)(f)	$ 5,110	$ 5,110
Series 2007 A, 1.65% 10/8/08, LOC Dexia Cr. Local de France, CP	6,400	6,400
Pima County Indl. Dev. Auth. Rev.:
(Broadway Proper Congregate Proj.) Series 2000 A, 2.34%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	4,000	4,000
(Tucson Elec. Pwr. Co. Proj.) Series 2008 B, 2.15%, LOC JPMorgan Chase Bank, VRDN (b)	27,850	27,850
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series EGL 06 0141, 2.25% (Liquidity Facility Citibank NA) (b)(f)	9,800	9,800
Series EGL 06 14 Class A, 2.25% (Liquidity Facility Citibank NA) (b)(f)	6,200	6,200
Series MS 04 1227, 2.26% (Liquidity Facility Morgan Stanley) (b)(f)	1,900	1,900
Series PT 1512, 2.27% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	1,000	1,000
Series ROC II R 1002, 2.24% (Liquidity Facility Citigroup, Inc.) (b)(f)	4,470	4,470
Series ROC II R 1003, 2.25% (Liquidity Facility Citigroup, Inc.) (b)(f)	5,155	5,155
Series ROC II R 12039, 2.25% (Liquidity Facility Citigroup, Inc.) (b)(f)	12,070	12,070
Series C, 1.95% 8/5/08, CP	7,500	7,500
Sun Devil Energy Ctr. LLC Rev. (Arizona State Univ. Proj.) 2.9% (Assured Guaranty Corp. Insured), VRDN (b)	8,200	8,200
Tolleson Muni. Fin. Corp. Rev. Bonds (American Wtr. Cap. Corp. Proj.) 1.75% tender 8/8/08, CP mode	8,560	8,560
		212,685
Arkansas - 0.1%
Univ. of Arkansas Univ. Revs. Participating VRDN Series Solar 06 26, 2.29% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	4,920	4,920
California - 0.2%
Los Angeles Reg'l. Arpts. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 2.23%, LOC Societe Generale, VRDN (b)	3,100	3,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series LB 08 K11W, 3.08% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	$ 9,850	$ 9,850
Univ. of California Revs. Participating VRDN Series LB 05 K11, 2.53% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	6,480	6,480
		19,430
Colorado - 2.8%
Aurora Swr. Impt. Rev. Participating VRDN Series Solar 06 72, 2.29% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	15,235	15,235
Colorado Ed. Ln. Prog. TRAN 3.5% 8/5/08	13,600	13,601
Colorado Health Facilities Auth. Rev.:
Participating VRDN:
Series BA 08 1088, 2.26% (Liquidity Facility Bank of America NA) (b)(f)	5,685	5,685
Series BA 08 1090, 2.36% (Liquidity Facility Bank of America NA) (b)(f)	17,500	17,500
(Boulder Cmnty. Hosp. Proj.) Series 2000, 2.4%, LOC JPMorgan Chase Bank, VRDN (b)	37,565	37,565
(Catholic Health Initiatives Proj.):
Series 2000, 2.2% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	6,000	6,000
Series B1, 2.4% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	17,220	17,220
Series B2, 2.23% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	9,600	9,600
Series B3, 2.23% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	7,495	7,495
Series B6, 2.4% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	8,400	8,400
Colorado Hsg. Fin. Auth. Single Family Mtg. Rev. Series ADG 1B2, 2.2% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	2,350	2,350
Colorado Springs Utils. Rev. Series 2000 A, 2.4%, VRDN (b)	53,950	53,950
Platte County River Pwr. Auth. (Adjustable Elec. Rev. Proj.) Series S1, 2.17% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	28,100	28,100
		222,701
Connecticut - 0.5%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 1.85% tender 10/9/08, CP mode	1,500	1,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN Series EGL 7 05 3031, 2.24% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	$ 22,900	$ 22,900
Connecticut Hsg. Fin. Auth. (Hsg. Mtg. Fin. Prog.) Series 2006 B1, 2.5% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	14,360	14,360
		38,760
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 3.25%, VRDN (b)	3,500	3,500
Series 1999 A, 2.25%, VRDN (b)	3,800	3,800
		7,300
District Of Columbia - 1.5%
District of Columbia Gen. Oblig.:
Participating VRDN:
Series ROC II R 11300, 2.74% (Liquidity Facility Citibank NA) (b)(f)	5,535	5,535
Series ROC II R 11386, 2.74% (Liquidity Facility Citibank NA) (b)(f)	4,835	4,835
Series 2001 C, 2.2%, LOC JPMorgan Chase Bank, VRDN (b)	19,335	19,335
Series 2008 A, 2.2%, LOC Allied Irish Banks PLC, VRDN (b)	4,285	4,285
Series 2008 C, 2.1%, LOC Dexia Cr. Local de France, VRDN (b)	23,000	23,000
Series B, 2.7% (FSA Insured), VRDN (b)	2,810	2,810
District of Columbia Rev.:
Bonds (Nat'l. Academy of Sciences Proj.) Series 2008 A, 1.72% tender 9/4/08, LOC Bank of America NA, CP mode	20,000	20,000
(Carnegie Endowment for Int'l. Peace Proj.) Series 2006, 2.1%, LOC Allied Irish Banks PLC, VRDN (b)	16,475	16,475
(The AARP Foundation Proj.) Series 2004, 2.2%, LOC Bank of America NA, VRDN (b)	1,450	1,450
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 B, 2.2%, LOC Bank of America NA, VRDN (b)	25,960	25,960
		123,685
Florida - 10.5%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.):
Series 2008 A, 1.6% tender 10/6/08, LOC Bank of America NA, CP mode	6,900	6,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.): - continued
Series 2008 B, 1.5% tender 8/4/08, LOC Bank of America NA, CP mode	$ 6,900	$ 6,900
Brevard County Health Facilities Auth. Health Care Facilities Rev. (Health First, Inc. Proj.) 2.17%, LOC SunTrust Banks, Inc., VRDN (b)	4,935	4,935
Brevard County School Board RAN 2.75% 4/24/09	22,000	22,133
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 2.2%, LOC Freddie Mac, VRDN (b)	5,640	5,640
Broward County School Board Ctfs. of Prtn. 2.5% (FSA Insured), VRDN (b)	6,740	6,740
Broward County School District TAN 4% 9/30/08	9,600	9,609
Charlotte County Util. Sys. Rev. Series 2003 B, 2.5% (FSA Insured), VRDN (b)	3,385	3,385
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 2.2%, LOC Bank of America NA, VRDN (b)	3,025	3,025
Escambia County Poll. Cont. Rev. Bonds (Gulf Pwr. Co. Proj.) 2.35%, tender 5/15/09 (b)	7,300	7,300
Florida Board of Ed. Participating VRDN:
Series ROC II R 10122, 2.13% (Liquidity Facility Citibank NA) (b)(f)	4,590	4,590
Series ROC II R 12079, 2.24% (Liquidity Facility Bayerische Landesbank) (b)(f)	11,215	11,215
Series ROC II R 6087, 2.24% (Liquidity Facility Citigroup, Inc.) (b)(f)	3,380	3,380
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series BA 1054, 2.26% (Liquidity Facility Bank of America NA) (b)(f)	13,225	13,225
Series BBT 08 16, 2.26% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	10,845	10,845
Series EC 1150, 3.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	1,400	1,400
Series EGL 7050054 Class A, 2.25% (Liquidity Facility Citibank NA) (b)(f)	18,840	18,840
Series ROC II R 482, 2.24% (Liquidity Facility Citibank NA) (b)(f)	9,650	9,650
Florida Dept. of Trans. Tpk. Rev. Participating VRDN:
Series Putters 2514, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,770	4,770
Series Putters 2539, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,000	8,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Gen. Oblig. Participating VRDN Series PZ 130, 2.26% (Liquidity Facility Wells Fargo & Co.) (b)(f)	$ 2,860	$ 2,860
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Participating VRDN Series EC 1081, 2.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	8,900	8,900
Florida Muni. Ln. Council Rev. Participating VRDN Series Solar 06 81, 2.29% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	9,470	9,470
Fort Myers Util. Sys. Rev. Participating VRDN Series Solar 06 53, 2.25% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	12,795	12,795
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2007 C, 2.17%, LOC SunTrust Banks, Inc., VRDN (b)	20,000	20,000
Hillsborough County Cap. Impt. Prog. Rev. Series A, 2.1% 11/20/08, LOC State Street Bank & Trust Co., Boston, CP	5,720	5,720
Indian River County Hosp. District Hosp. Rev. Series 1985, 2.28%, LOC Wachovia Bank NA Charlotte, VRDN (b)	2,700	2,700
Jacksonville Econ. Dev. Corp. Rev. (YMCA of Florida's First Coast Proj.) 2.2%, LOC Bank of America NA, VRDN (b)	6,855	6,855
Jacksonville Cap. Projects Rev. Series 2008 B, 2.2%, LOC SunTrust Banks, Inc., VRDN (b)	12,000	12,000
Jacksonville Econ. Dev. Commission Healthcare Rev. (Methodist Hosp. Proj.) 2.17%, LOC SunTrust Banks, Inc., VRDN (b)	11,195	11,195
Jacksonville Health Facilities Auth. Participating VRDN Series ROC II R 186, 2.24% (Liquidity Facility Citibank NA) (b)(f)	1,695	1,695
Leesburg Hosp. Rev. (Leesburg Reg'l. Med. Ctr. Proj.) 2.26%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	10,000	10,000
Manatee County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1994, 2.1%, VRDN (b)	13,760	13,760
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 2.33%, VRDN (b)	5,500	5,500
Miami-Dade County Cap. Asset Acquisition Spl. Oblig. Participating VRDN Series DBE 538, 2.28% (Liquidity Facility Deutsche Bank AG) (b)(f)	2,275	2,275
Miami-Dade County Gen. Oblig. Participating VRDN Series BA 08 1126, 2.26% (Liquidity Facility Bank of America NA) (b)(f)	5,070	5,070
Miami-Dade County Indl. Dev. Auth. Rev. (The Cushman School, Inc. Proj.) 2.2%, LOC Bank of America NA, VRDN (b)	3,380	3,380
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN:
Series BA 08 1125X, 2.26% (Liquidity Facility Bank of America NA) (b)(f)	5,675	5,675
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN: - continued
Series DBE 530, 2.28% (Liquidity Facility Deutsche Bank AG) (b)(f)	$ 6,245	$ 6,245
Series EGL 07 0051, 2.73% (Liquidity Facility Bayerische Landesbank) (b)(f)	18,315	18,315
Series ROC II R 11485, 2.27% (Liquidity Facility Citibank NA) (b)(f)	6,000	6,000
Miami-Dade County School District:
RAN 2.5% 1/30/09	33,650	33,750
TAN 4% 10/3/08	15,800	15,816
Miami-Dade County Transit Sales Surtax Rev. Participating VRDN Series EGL 06 101 Class A, 2.27% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	22,540	22,540
Miami-Dade County Wtr. & Swr. Rev. Series 2005, 2.9% (FSA Insured), VRDN (b)	29,625	29,625
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.):
Series 2008 D, 2.17%, LOC SunTrust Banks, Inc., VRDN (b)	7,130	7,130
Series 2008 G, 2.16%, LOC SunTrust Banks, Inc., VRDN (b)	5,300	5,300
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 2.22%, LOC Bank of America NA, VRDN (b)	6,365	6,365
Orange County School Board Ctfs. of Prtn. Series 2008 B, 2.45% (Assured Guaranty Corp. Insured), VRDN (b)	10,450	10,450
Orlando & Orange County Expressway Auth. Rev.:
Participating VRDN:
Series EGL 07 81, 2.75% (Liquidity Facility Bayerische Landesbank) (b)(f)	20,000	20,000
Series Putters 1345, 2.64% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,985	5,985
Series 2003 C1, 2.75% (FSA Insured), VRDN (b)	30,245	30,245
Series 2003 C3, 2.6% (FSA Insured), VRDN (b)	7,885	7,885
Series 2008 B1, 2.1%, LOC Bank of America NA, VRDN (b)	40,000	40,000
Series 2008 B2, 2.19%, LOC SunTrust Banks, Inc., VRDN (b)	29,000	29,000
Orlando Utils. Commission Wtr. & Elec. Rev.:
Participating VRDN Series PT 2372, 2.22% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	5,800	5,800
Series A, 2.4%, VRDN (b)	13,800	13,800
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) 2.24%, LOC Northern Trust Co., Chicago, VRDN (b)	6,500	6,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County Rev.: - continued
(Morse Oblig. Group Proj.) 2.17%, LOC Commerce Bank NA (OLD), VRDN (b)	$ 13,700	$ 13,700
(Planned Parenthood Proj.) 2.24%, LOC Northern Trust Co., Chicago, VRDN (b)	2,700	2,700
(Raymond F Kravis Ctr. Proj.) 2.4%, LOC Northern Trust Co., Chicago, VRDN (b)	6,100	6,100
Palm Beach County School District 0.8% 8/4/08, LOC Bank of America NA, CP	27,300	27,300
Panama City Beach Participating VRDN Series Solar 2006 129, 2.29% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	9,045	9,045
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 2.2%, LOC Bank of America NA, VRDN (b)	11,100	11,100
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev. Participating VRDN Series ROC II R 607PB, 2.74% (Liquidity Facility Deutsche Postbank AG) (b)(f)	11,760	11,760
Pinellas County Health Facilities Auth. Rev. (Bayfront Med. Ctr., Inc. Projs.) 2.17%, LOC SunTrust Banks, Inc., VRDN (b)	27,125	27,125
Polk County Util. Sys. Rev. Participating VRDN Series ROC II R 12143, 2.76% (Liquidity Facility Bank of New York, New York) (b)(f)	9,600	9,600
Putnam County Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 2.1%, VRDN (b)	2,980	2,980
Santa Rosa County Health Facilities Rev. (Baptists Hosp., Inc. Proj.) 2.2%, LOC Bank of America NA, VRDN (b)	4,470	4,470
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series Putters 2473, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,550	1,550
Sunshine State Govt. Fing. Commission Rev.:
Series 2007 J, 1.95% 8/12/08, CP	2,008	2,008
Series H:
1.55% 8/12/08, CP	10,000	10,000
1.65% 10/9/08, CP	9,000	9,000
1.7% 10/9/08, CP	12,500	12,500
Series L:
1.55% 9/2/08, LOC Dexia Cr. Local de France, CP	19,400	19,400
1.67% 9/9/08, LOC Dexia Cr. Local de France, CP	12,700	12,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
USF Fing. Corp. Ctfs. of Prtn. (College of Medicine Health Facilities Lease Prog.) Series 2006 A2, 2.2%, LOC SunTrust Banks, Inc., VRDN (b)	$ 17,000	$ 17,000
Volusia County Health Facilities Auth. Rev. (Southwest Volusia Healthcare Corp. Proj.) Series 1994 A, 2.13%, LOC SunTrust Banks, Inc., VRDN (b)	14,140	14,140
		847,261
Georgia - 2.3%
Atlanta Arpt. Passenger Facilities Charge Rev. Participating VRDN Series EGL 7053030 Class A, 2.76% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	5,200	5,200
Atlanta Arpt. Rev. Series 2005 A2, 1.7% 9/5/08, LOC Bayerische Landesbank, LOC Calyon Sa, CP	9,571	9,571
Atlanta Wtr. & Wastewtr. Rev.:
Participating VRDN Series DCL 08 50, 2.26% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	8,505	8,505
Series 2006 3, 1.85% 2/6/09, LOC Bank of America NA, LOC Dexia Cr. Local de France, CP	4,200	4,200
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Third Series 1994, 2.1%, VRDN (b)	25,800	25,800
Cobb County Hsg. Auth. Multi-family Hsg. Rev. 2.4%, LOC Fannie Mae, VRDN (b)	10,300	10,300
DeKalb County Wtr. & Swr. Rev. Participating VRDN Series DCL 08 72, 2.26% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	4,855	4,855
DeKalb Private Hosp. Auth. Rev. (Egleston Children's Hosp. Proj.) Series 1994 B, 2.19%, LOC SunTrust Banks, Inc., VRDN (b)	2,300	2,300
Fayette County Hosp. Auth. Rev. (Fayette Cmnty. Hosp. Proj.) 2.2%, LOC SunTrust Banks, Inc., VRDN (b)	2,700	2,700
Fulton County Dev. Auth.:
(Mount Vernon Presbyterian School Proj.) 2.26%, LOC Branch Banking & Trust Co., VRDN (b)	5,000	5,000
(Pace Academy, Inc. Proj.) 2.2%, LOC Bank of America NA, VRDN (b)	9,000	9,000
(Woodward Academy, Inc. Proj.) Series 1997, 2.2%, LOC SunTrust Banks, Inc., VRDN (b)	9,890	9,890
Fulton County School District TAN 3% 12/31/08	14,100	14,143
Georgia Muni. Gas Auth. Rev. (Gas Portfolio II Proj.) Series B, 2.22%, LOC Wachovia Bank NA Charlotte, LOC JPMorgan Chase Bank, VRDN (b)	15,325	15,325
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Second Series 1995, 2.1%, tender 7/14/09 (b)	9,000	9,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Muni. Elec. Auth. of Georgia:
(Combustion Turbine Proj.) Series 2008 B, 2.14%, LOC Bayerische Landesbank, VRDN (b)	$ 23,000	$ 23,000
Series 1994 B, 2.4% (FSA Insured), VRDN (b)	8,825	8,825
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Greenhouse Roswell Proj.) Series 1996, 2.4%, LOC Fannie Mae, VRDN (b)	3,000	3,000
Walker, Dade & Catoosa Counties Hosp. Auth. Rev. Series 2008, 2.29%, LOC Regions Bank of Alabama, VRDN (b)	11,900	11,900
Whitfield County Residential Care Facilities Auth. Rev. (Royal Oaks Sr. Living Cmnty. Proj.) 2.2%, LOC Wachovia Bank NA Charlotte, VRDN (b)	4,500	4,500
		187,014
Idaho - 0.4%
Idaho Health Facilities Auth. Rev. (Saint Luke's Reg'l. Med. Ctr. Proj.) 2.59% (FSA Insured), VRDN (b)	28,455	28,455
Illinois - 9.7%
Chicago Board of Ed.:
Series 2000 B, 2.5% (FSA Insured), VRDN (b)	17,350	17,350
Series 2000 C, 2.5% (FSA Insured), VRDN (b)	37,840	37,840
Series 2000 D, 2.53% (FSA Insured), VRDN (b)	13,615	13,615
Chicago Gen. Oblig. Participating VRDN:
Series BBT 08 43, 2.26% (Liquidity Facility Morgan Stanley) (b)(f)	5,860	5,860
Series Floaters 2507, 2.46% (Liquidity Facility Morgan Stanley) (b)(f)	2,510	2,510
Series PT 2357, 2.34% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	1,680	1,680
Series PT 2361, 2.34% (Liquidity Facility KBC Bank NV) (b)(f)	6,110	6,110
Series Solar 06 38, 2.36% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	2,500	2,500
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series ROC II R 11283, 2.24% (Liquidity Facility Citibank NA) (b)(f)	4,000	4,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series ROC II R 11440, 2.42% (Liquidity Facility Citibank NA) (b)(f)	7,225	7,225
Series ROC II R 605 PB, 2.74% (Liquidity Facility Deutsche Postbank AG) (b)(f)	5,090	5,090
Chicago Wastewtr. Transmission Rev. Participating VRDN Series ROC II R 720 PB, 2.74% (Liquidity Facility Deutsche Postbank AG) (b)(f)	10,120	10,120
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Wtr. Rev. Participating VRDN Series Merlots 00 TT, 2.24% (Liquidity Facility Wachovia Bank NA Charlotte) (b)(f)	$ 18,785	$ 18,785
Cook County Gen. Oblig. Series 2004 E, 2.2% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	10,000	10,000
DuPage County Gen. Oblig. Participating VRDN Series Merlots 00 A9, 2.24% (Liquidity Facility Wachovia Bank NA Charlotte) (b)(f)	9,735	9,735
DuPage County Rev. (Morton Arboretum Proj.) 2.2%, LOC Bank of America NA, VRDN (b)	5,200	5,200
Illinois Dev. Fin. Auth. Multi-family Hsg. Rev. (Orleans-Illinois Proj.) Series 1992, 2.7% (FSA Insured), VRDN (b)	17,450	17,450
Illinois Dev. Fin. Auth. Poll. Cont. Rev. (Uno-Ven Co. Proj.) Series 1994, 2.2%, LOC JPMorgan Chase Bank, VRDN (b)	7,920	7,920
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. Participating VRDN Series PZ 181, 2.29% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	8,625	8,625
Illinois Dev. Fin. Auth. Rev.:
(Aurora Central Catholic High School Proj.) Series 1994, 2.46%, LOC Allied Irish Banks PLC, VRDN (b)	1,000	1,000
(Evanston Northwestern Health Care Corp. Proj.):
Series 2001 A, 2.18%, VRDN (b)	9,600	9,600
2.18%, VRDN (b)	13,560	13,560
(Glenwood School for Boys Proj.) Series 1998, 2.2%, LOC Harris NA, VRDN (b)	3,000	3,000
Illinois Edl. Facilities Auth. Revs.:
Participating VRDN Series ROC II R 12043, 2.25% (Liquidity Facility Citigroup, Inc.) (b)(f)	10,395	10,395
(ACI Cultural Pooled Fing. Prog.) 2.35%, LOC JPMorgan Chase Bank, VRDN (b)	4,700	4,700
Illinois Fin. Auth. Poll. Cont. Rev. (Commonwealth Edison Co. Proj.):
Series 2008 E, 2.2%, LOC SunTrust Banks, Inc., VRDN (b)	25,000	25,000
Series 2008 F, 2.15%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	18,200	18,200
Illinois Fin. Auth. Rev.:
Bonds (Advocate Health Care Proj.):
Series 2008 A2, 1.9%, tender 2/5/09 (b)	5,685	5,685
Series 2008 A3, 1.9%, tender 4/1/09 (b)	5,685	5,685
Participating VRDN:
Series MS 06 1489, 2.26% (Liquidity Facility Morgan Stanley) (b)(f)	7,470	7,470
Series MS 06 2152, 2.26% (Liquidity Facility Morgan Stanley) (b)(f)	3,029	3,029
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
Participating VRDN:
Series PT 3029, 2.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 7,685	$ 7,685
(Alexian Brothers Health Sys. Proj.) Series 2004, 2.35%, LOC JPMorgan Chase Bank, VRDN (b)	5,300	5,300
(Chicago Historical Society Proj.) 2.13%, LOC JPMorgan Chase Bank, VRDN (b)	4,400	4,400
(Chicago Symphony Orchestra Proj.) Series 2008, 2.1%, LOC RBS Citizens NA, VRDN (b)	8,000	8,000
(Children's Memorial Hosp. Proj.):
Series 2008 C, 2.15%, LOC JPMorgan Chase Bank, VRDN (b)	14,300	14,300
Series 2008 D, 2.1%, LOC JPMorgan Chase Bank, VRDN (b)	22,300	22,300
(Little Co. of Mary Hosp. Proj.):
Series 2008 A, 2.1%, LOC JPMorgan Chase Bank, VRDN (b)	20,000	20,000
Series 2008 B, 2.1%, LOC JPMorgan Chase Bank, VRDN (b)	25,170	25,170
(Mercy Alliance, Inc. Proj.) 2.21%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	14,000	14,000
(Northwestern Memorial Hosp. Proj.) Series B1, 2.05% (Liquidity Facility Bank of Nova Scotia, New York Agcy.), VRDN (b)	23,200	23,200
Illinois Fin. Auth. Student Hsg. Rev. Series A, 2.31%, LOC Banco Santander SA, VRDN (b)	5,325	5,325
Illinois Gen. Oblig.:
Bonds 5% 4/1/09	5,000	5,107
Participating VRDN:
Series MACN 06 L, 2.26% (Liquidity Facility Bank of America NA) (b)(f)	3,490	3,490
Series PT 2131, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	7,605	7,605
Series PT 3517, 2.24% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	13,030	13,030
Series PT 3523, 2.24% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	5,965	5,965
Series Putters 409, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,690	5,690
Series ROC II R 4536, 2.5% (Liquidity Facility Citigroup, Inc.) (b)(f)	5,335	5,335
Series 2003 B, 2.23% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	52,350	52,350
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev.:
(Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) 2.2%, LOC JPMorgan Chase Bank, VRDN (b)	$ 9,800	$ 9,800
(Swedish Covenant Hosp. Proj.) Series 2003 B, 2.35%, LOC LaSalle Bank NA, VRDN (b)	20,445	20,445
Illinois Reg'l. Trans. Auth.:
Participating VRDN Series PT 2761, 2.24% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	18,970	18,970
Series B, 2.23% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	5,070	5,070
Illinois Sales Tax Rev. Participating VRDN Series PT 1929, 2.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	3,940	3,940
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Participating VRDN:
Series 2005 A, 2.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	11,995	11,995
Series ROC II R 606PB, 2.39% (Liquidity Facility Deutsche Postbank AG) (b)(f)	6,750	6,750
Series 2008 A1, 2.8% (FSA Insured), VRDN (b)	22,200	22,200
Series 2008 A2, 2.5% (FSA Insured), VRDN (b)	29,000	29,000
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Participating VRDN Series PT 3919, 2.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,200	4,200
Lake County Forest Preservation District Bonds 0% 12/1/08	12,505	12,427
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 2.64%, LOC LaSalle Bank NA, VRDN (b)	3,375	3,375
Metropolitan Wtr. Reclamation District of Greater Chicago Participating VRDN Series Clipper 07 12, 2.27% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	10,350	10,350
Schaumburg Village Gen. Oblig. Participating VRDN Series ROC II R 12133, 2.41% (Liquidity Facility Bank of New York, New York) (b)(f)	3,000	3,000
Univ. of Illinois Health Svcs. Facilities Sys. Rev. Series 2005 B, 2.8% (FSA Insured), VRDN (b)	23,980	23,980
Univ. of Illinois Univ. Revs.:
Participating VRDN Series EGL 06 124, 2.51% (Liquidity Facility Citibank NA) (b)(f)	18,600	18,600
(UIC South Campus Dev. Proj.) Series 2008, 2.2%, LOC JPMorgan Chase Bank, VRDN (b)	9,500	9,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #365 Participating VRDN:
Series DB 365, 2.49% (Liquidity Facility Deutsche Bank AG) (b)(f)	$ 12,220	$ 12,220
Series PZ 81, 2.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	3,665	3,665
		776,678
Indiana - 0.7%
Hamilton Southeastern Indiana Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 2.74% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	10,000	10,000
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 2.2%, LOC JPMorgan Chase Bank, VRDN (b)	4,000	4,000
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard Reg'l. Health Sys. Proj.) Series 2005, 2.25%, LOC JPMorgan Chase Bank, VRDN (b)	7,000	7,000
Indianapolis Bond Bank Wtrwks. Rev. Participating VRDN Series PT 3961, 2.25% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	7,040	7,040
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.):
2.2%, LOC Bank of America NA, VRDN (b)	9,545	9,545
2.2%, LOC Bank of America NA, VRDN (b)	5,000	5,000
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 2.35%, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,200	5,200
White County Hosp. Rent Rev. 2.29%, LOC Regions Bank of Alabama, VRDN (b)	7,900	7,900
		55,685
Iowa - 0.1%
Des Moines Metropolitan Wastewtr. Reclamation Auth. Swr. Rev. Participating VRDN Series Solar 06 84, 2.29% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	6,450	6,450
Kansas - 0.6%
Kansas Dept. of Trans. Hwy. Rev.:
Series 2002 C1, 2.05% (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility WestLB AG), VRDN (b)	5,100	5,100
Series 2002 C2, 2.05% (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility WestLB AG), VRDN (b)	14,725	14,725
Series 2002 C3, 2.16% (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility WestLB AG), VRDN (b)	12,725	12,725
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN:
Series I, 2.34% 11/1/08	$ 1,700	$ 1,700
Series III, 2.34% 4/1/09	15,100	15,100
		49,350
Kentucky - 1.0%
Kentucky Asset/Liability Commission Agcy. Fund Rev. Bonds (Fed. Hwy. Trust Proj.) First Series, 5% 9/1/08 (MBIA Insured)	7,500	7,508
Kentucky Asset/Liability Commission Gen. Fund Rev. Bonds Second Series 2005 A1, 1.7% tender 10/7/08 (Liquidity Facility Dexia Cr. Local de France), CP mode	12,000	12,000
Kentucky Asset/Liability Commission Road Fund Bonds:
First Series 2007 A, 1.7% tender 10/7/08 (Liquidity Facility Dexia Cr. Local de France), CP mode	12,500	12,500
Series 2007 A, 1.65% tender 9/3/08 (Liquidity Facility Dexia Cr. Local de France), CP mode	12,500	12,500
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 2.29% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	9,500	9,500
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 2.28% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	14,850	14,850
Warren County Hosp. Rev. (Bowling Green-Warren County Cmnty. Hosp. Corp. Proj.) Series 2008, 2.29% (Assured Guaranty Corp. Insured), VRDN (b)	8,555	8,555
		77,413
Louisiana - 1.9%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 2.16%, LOC Dexia Cr. Local de France, VRDN (b)	23,740	23,740
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series BA 08 1051, 2.36% (Liquidity Facility Bank of America NA) (b)(f)	10,400	10,400
Louisiana Local Govt. Envir. Facilities Cmnty. Dev. Auth. Rev.:
(Montan LLC Proj.) Series 2008, 2.29%, LOC Regions Bank of Alabama, VRDN (b)	10,000	10,000
(Shreveport Util. Sys. Proj.) Series 2005, 2.55% (FSA Insured), VRDN (b)	24,500	24,500
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 2.2%, LOC JPMorgan Chase Bank, VRDN (b)	8,350	8,350
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 2.24%, LOC JPMorgan Chase Bank, VRDN (b)	$ 10,000	$ 10,000
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2005 B, 2.1%, LOC JPMorgan Chase Bank, VRDN (b)	30,000	30,000
St. Tammany Parish Dev. District Rev. 2.2%, LOC SunTrust Banks, Inc., VRDN (b)	6,000	6,000
West Baton Rouge Parish Indl. District #3 Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1991, 1.75% tender 9/5/08, CP mode	12,700	12,700
(Dow Chemical Co. Proj.) Series 1994 B, 2.3%, VRDN (b)	18,700	18,700
		154,390
Maine - 0.2%
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 2.36% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	8,010	8,010
Maine Tpk. Auth. Tpk. Rev. Participating VRDN:
Series DB 107, 2.3% (Liquidity Facility Deutsche Bank AG) (b)(f)	5,140	5,140
Series Putters 546, 2.59% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,175	5,175
		18,325
Maryland - 3.0%
Anne Arundel County Gen. Oblig.:
Participating VRDN Series BBT 08 10, 2.22% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	13,820	13,820
Series A, 1.75% 8/6/08, CP	25,000	25,000
Anne Arundel County Port Facilities Auth. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.9% tender 8/6/08, LOC Wachovia Bank NA Charlotte, CP mode	16,500	16,500
Howard County Gen. Oblig. 1.9% 8/5/08 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	19,000	19,000
Maryland Gen. Oblig. Bonds:
(State & Local Facilities Ln. Prog.) First Series 2006 A, 5% 3/1/09	3,000	3,054
Series 2004, 5% 2/1/09	3,000	3,044
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Participating VRDN:
Series MS 06 1310, 3.26% (Liquidity Facility Morgan Stanley) (b)(f)	7,600	7,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series Putters 2602, 2.64% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 3,440	$ 3,440
(Adventist Healthcare Mid Atlantic Proj.) Series A, 2.17%, LOC LaSalle Bank NA, VRDN (b)	3,000	3,000
(Edenwald Proj.) Series B, 2.14%, LOC Manufacturers & Traders Trust Co., VRDN (b)	3,000	3,000
(Mercy Med. Ctr. Proj.) Series 2007 C, 2.15%, LOC Bank of America NA, VRDN (b)	37,600	37,600
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 B, 2.2%, LOC Bank of America NA, VRDN (b)	18,250	18,250
Series 2008 C, 2.31%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	10,000	10,000
Series 2008 D, 2.17%, LOC SunTrust Banks, Inc., VRDN (b)	12,000	12,000
Series 2008 E, 2.17%, LOC SunTrust Banks, Inc., VRDN (b)	7,000	7,000
(Villa Julie College, Inc. Proj.) 2.15%, LOC Bank of America NA, VRDN (b)	1,790	1,790
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2003 A, 2.4%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	9,330	9,330
Montgomery County Gen. Oblig. Series 2006 B, 2.05% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	35,100	35,100
Prince George's County Rev. (Collington Episcopal Proj.) Series A, 2.17%, LOC LaSalle Bank NA, VRDN (b)	9,470	9,470
		237,998
Massachusetts - 1.5%
Chelsea Lease Rev. Participating VRDN Series LB 08 P35, 2.5% (Liquidity Facility Bank of New York, New York) (b)(f)	9,600	9,600
Massachusetts Dev. Fin. Agcy. Rev. (Harvard Univ. Proj.) Series B-1, 1.8%, VRDN (b)	43,100	43,100
Massachusetts Gen. Oblig. Participating VRDN Series MS 06 1798, 2.34% (Liquidity Facility DEPFA BANK PLC) (b)(f)	20,900	20,900
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 B, 1.95% tender 10/2/08, CP mode	14,250	14,250
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN Series ROC II R 11319, 2.38% (Liquidity Facility Citibank NA) (b)(f)	4,010	4,010
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
Series 2008 E, 2.05% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	$ 22,400	$ 22,400
Somerville Gen. Oblig. BAN 2% 2/20/09	7,001	7,036
		121,296
Michigan - 4.0%
Charlotte Hosp. Fin. Auth. Ltd. Oblig. Rev. (Hayes Green Beach Proj.) 2.29%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	9,000	9,000
Chelsea Econ. Dev. Corp. Ltd. Oblig. Rev. (Silver Maples of Chelsea Proj.) 2.26%, LOC Comerica Bank, Detroit, VRDN (b)	6,600	6,600
Detroit City School District Participating VRDN Series DCL 08 45, 2.41% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	3,950	3,950
Detroit Gen. Oblig. TAN 3.5% 3/31/09, LOC JPMorgan Chase Bank	23,900	24,166
Detroit Swr. Disp. Rev.:
Participating VRDN:
Series GS 06 100 TP, 2.3% (Liquidity Facility DEPFA BANK PLC) (b)(f)	22,860	22,860
Series MT 324 2.46% (Liquidity Facility DEPFA BANK PLC) (b)(f)	14,670	14,670
Series PT 2595, 2.25% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	5,840	5,840
Series Putters 3756, 2.27% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	6,360	6,360
Series 2001 C1, 3.4% (FSA Insured), VRDN (b)	10,200	10,200
Detroit Wtr. Supply Sys. Rev. Series B, 2.7% (FSA Insured), VRDN (b)	50,025	50,025
Grand Valley Michigan State Univ. Rev. Series 2008 B, 2.09%, LOC RBS Citizens NA, VRDN (b)	7,140	7,140
Kent County Bldg. Auth. Participating VRDN Series PT 3242, 2.24% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	10,880	10,880
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 B3, 2.15% (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	23,000	23,000
Michigan Bldg. Auth. Rev. Participating VRDN Series EGL 06 156, 2.75% (Liquidity Facility Citibank NA) (b)(f)	7,000	7,000
Michigan Gen. Oblig.:
Participating VRDN Series MT 494, 2.46% (Liquidity Facility KBC Bank NV) (b)(f)	13,020	13,020
RAN Series A, 4% 9/30/08, LOC DEPFA BANK PLC	42,500	42,573
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.:
(Munising Memorial Hosp. Assoc. Proj.) 2.29%, LOC Banco Santander SA, VRDN (b)	$ 6,400	$ 6,400
(Trinity Health Sys. Proj.) Series E, 2.1% (Liquidity Facility Bank of Nova Scotia, New York Agcy.), VRDN (b)	18,080	18,080
Michigan Muni. Bond Auth. Rev. RAN Series B2, 4.5% 8/20/08, LOC Bank of Nova Scotia, New York Agcy.	12,200	12,205
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Detroit Edison Co. Proj.) Series 2008 ET, 2.2%, LOC Bank of Nova Scotia, VRDN (b)	3,900	3,900
(Detroit Symphony Orchestra, Inc. Proj.) Series 2001 B, 2.1%, LOC LaSalle Bank Midwest NA, VRDN (b)	6,405	6,405
(Dow Chemical Co. Proj.) Series 2003 B1, 2.65%, VRDN (b)	13,450	13,450
		317,724
Minnesota - 1.2%
Bloomington Sr. Hsg. Rev. (Presbyterian Homes Proj.) Series 2008, 2.35%, LOC Freddie Mac, VRDN (b)	5,000	5,000
Farmington Ind. School District #192 Participating VRDN Series ROC II R 12110, 2.39% (Liquidity Facility Bayerische Landesbank) (b)(f)	23,380	23,380
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Children's Healthcare Proj.) Series 2007 A, 2.37% (FSA Insured), VRDN (b)	6,900	6,900
(Children's Hospitals and Clinics Proj.) Series 2007 A, 2.37% (FSA Insured), VRDN (b)	5,000	5,000
Minnesota Gen. Oblig. Participating VRDN Series MS 01 719, 2.26% (Liquidity Facility Morgan Stanley) (b)(f)	6,600	6,600
Minnesota Hsg. Fin. Agcy. Bonds (Residential Hsg. Fin. Proj.) Series N, 3.3% 12/18/08	7,200	7,200
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 2.55%, LOC Fannie Mae, VRDN (b)	2,450	2,450
Robbinsdale Gen. Oblig. (North Memorial Health Care Proj.):
Series 2008 A1, 2.2%, LOC Wells Fargo Bank NA, VRDN (b)	5,000	5,000
Series 2008 A3, 2.17%, LOC Wells Fargo Bank NA, VRDN (b)	5,000	5,000
Rochester Health Care Facilities Rev. Series 2008 C, 1.65% 9/10/08, CP	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Saint Cloud Health Care Rev. (CentraCare Health Sys. Proj.) Series 2008 B, 2.48% (Assured Guaranty Corp. Insured), VRDN (b)	$ 6,305	$ 6,305
Univ. of Minnesota Series 2001 C, 2.23% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	13,340	13,340
		96,175
Mississippi - 1.5%
Mississippi Bus. Fin. Corp.:
Participating VRDN Series MS 06 2240, 2.3% (Liquidity Facility Wells Fargo & Co.) (b)(f)	26,680	26,680
(Chevron USA, Inc. Proj.) Series 2007 C, 2.55% (Chevron Corp. Guaranteed), VRDN (b)	30,000	30,000
Mississippi Bus. Fin. Corp. Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2003, 2.1%, VRDN (b)	18,000	18,000
Mississippi Bus. Fin. Corp. Rev. (Renaissance At Colony Park Proj.) 2.29%, LOC Regions Bank of Alabama, VRDN (b)	12,870	12,870
Mississippi Dev. Bank Spl. Oblig. (East Mississippi Correctional Facility Proj.) Series 2008 B, 2.2%, LOC Bank of America NA, VRDN (b)	32,000	32,000
		119,550
Missouri - 1.1%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. Participating VRDN Series MS 06 1936, 2.66% (Liquidity Facility Morgan Stanley) (b)(f)	3,845	3,845
Kansas City Indl. Dev. Auth. Student Hsg. Facilities Rev. (Oak Street West Proj.) 2.16%, LOC Bank of America NA, VRDN (b)	14,300	14,300
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series EGL 07 0001, 2.25% (Liquidity Facility Citibank NA) (b)(f)	6,000	6,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
(BJC Health Sys. Proj.) Series B, 2.1% (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	17,140	17,140
(SSM Health Care Sys. Proj.) Series 2005 C2, 2.15%, LOC Bank of America NA, VRDN (b)	7,400	7,400
Missouri Health & Edl. Facilities Auth. Rev. Bonds (Ascension Health Proj.) Series 2003 C3, 1.75%, tender 3/3/09 (b)	8,500	8,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Highways & Trans. Commission State Road Rev. Participating VRDN Series MT 496, 2.23% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	$ 19,000	$ 19,000
Saint Louis Arpt. Rev. Participating VRDN Series Floaters 07 004, 3.2% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	12,930	12,930
		89,115
Nebraska - 1.5%
Lancaster County Hosp. Auth. (Immanuel Health Sys. Proj.) Series 2000 A, 2.2%, LOC Allied Irish Banks PLC, VRDN (b)	14,260	14,260
Nebraska Edl. Fin. Auth. Rev. (Creighton Univ. Proj.) Series 2008, 2.05%, LOC JPMorgan Chase Bank, VRDN (b)	9,750	9,750
Nebraska Pub. Pwr. District Rev. Bonds Series B2, 5% 1/1/09	4,800	4,848
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series EGL 07 0009, 2.27% (Liquidity Facility Citibank NA) (b)(f)	18,000	18,000
Omaha Gen. Oblig. Participating VRDN:
Series ROC II R 10085, 2.13% (Liquidity Facility Citibank NA) (b)(f)	9,930	9,930
Series ROC II R 12170, 2.27% (Liquidity Facility Bank of New York, New York) (b)(f)	2,560	2,560
Series ROC II R 9210, 2.13% (Liquidity Facility Citigroup, Inc.) (b)(f)	5,995	5,995
Omaha Pub. Pwr. District Participating VRDN Series EGL 06 14 Class A, 2.27% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	22,135	22,135
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN:
Series BBT 2060, 2.24% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	23,150	23,150
Series MS 1289, 2.76% (Liquidity Facility Morgan Stanley) (b)(f)	9,152	9,152
		119,780
Nevada - 1.3%
Clark County Arpt. Rev. Series 2008 D2, 2.16%, LOC Landesbank Baden-Wuert, VRDN (b)	17,000	17,000
Clark County Fuel Tax:
Participating VRDN:
Series MS 1282, 2.76% (Liquidity Facility Morgan Stanley) (b)(f)	5,600	5,600
Series Putters 1309, 2.89% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,650	5,650
Series 2008 A:
1.6% 8/14/08, LOC BNP Paribas SA, CP	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Fuel Tax: - continued
Series 2008 A:
1.7% 8/13/08, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	$ 6,000	$ 6,000
1.75% 8/7/08, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	6,000	6,000
Clark County Hwy. Impt. Rev. Participating VRDN Series ROC II R 11391, 2.27% (Liquidity Facility Citibank NA) (b)(f)	4,495	4,495
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2006 B, 2.55% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	22,025	22,025
Nevada Gen. Oblig. Participating VRDN Series PZ 142, 2.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	12,630	12,630
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Participating VRDN Series WF 08 14C, 2.27% (Liquidity Facility Wells Fargo & Co.) (b)(f)	19,295	19,295
Series 2006 B, 1.7% 10/9/08, LOC Lloyds TSB Bank PLC, CP	2,000	2,000
		104,695
New Hampshire - 0.0%
New Hampshire Health & Ed. Facilities Auth. Rev. (Exeter Hosp. Group Proj.) Series 2001 B, 2.2%, LOC Bank of America NA, VRDN (b)	2,875	2,875
New Jersey - 0.7%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2008 V3, 2.13%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	16,900	16,900
Series 2008 V4, 2.09%, LOC Bank of America NA, VRDN (b)	22,500	22,500
New Jersey Edl. Facilities Auth. Rev. Participating VRDN Series MS 2689, 2.66% (Liquidity Facility Morgan Stanley) (b)(f)	3,800	3,800
New Jersey Gen. Oblig. Participating VRDN:
Series PT 2509, 2.22% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	8,165	8,165
Series PT 3508, 2.23% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	4,340	4,340
		55,705
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Mexico - 0.3%
Hurly Poll. Cont. Rev. (Kennecott Sante Fe Corp. Proj.) Series 1985, 2.1%, VRDN (b)	$ 15,200	$ 15,200
New Mexico Fin. Auth. Trans. Rev. Series 2008 B1, 2%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	10,700	10,700
		25,900
New York - 2.1%
Long Island Pwr. Auth. Elec. Sys. Rev. Subseries 3B, 2%, LOC WestLB AG, VRDN (b)	15,300	15,300
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Margaret Woodbury Strong Museum Proj.) Series 2005, 2.1%, LOC JPMorgan Chase Bank, VRDN (b)	1,000	1,000
New York City Gen. Oblig.:
Series 2008 J4, 2.1% (Liquidity Facility Bank of America NA), VRDN (b)	8,600	8,600
Series 2008 L5, 2.05% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	35,400	35,400
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 08 23, 2.28% (Liquidity Facility Citigroup, Inc.) (b)(f)	25,175	25,175
Series Merlots 00 DDD, 2.24% (Liquidity Facility Wachovia Bank NA Charlotte) (b)(f)	16,730	16,730
Series ROC II R 406, 2.23% (Liquidity Facility Citibank NA) (b)(f)	13,000	13,000
Series 7, 1.9% 10/16/08, CP	15,800	15,800
New York Local Govt. Assistance Corp. Series 2008 BV2, 2.1% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	19,305	19,305
Tarrytown Gen. Oblig. BAN 2% 2/20/09	20,000	20,102
		170,412
North Carolina - 2.6%
Charlotte Gen. Oblig. Series 2007, 2.15% (Liquidity Facility KBC Bank NV), VRDN (b)	5,000	5,000
Charlotte Wtr. & Swr. Sys. Rev. Series B, 2.12% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	8,350	8,350
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Participating VRDN Series MS 1272, 2.31% (Liquidity Facility Morgan Stanley) (b)(f)	5,065	5,065
Forsyth County Ctfs. of Prtn. Participating VRDN Series ROC II R 7529, 2.24% (Liquidity Facility Citigroup, Inc.) (b)(f)	10,705	10,705
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 2.2% (Liquidity Facility Bank of America NA), VRDN (b)	3,065	3,065
Mecklenburg County Gen. Oblig. Bonds Series B, 4% 2/1/09	1,000	1,012
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series A, 2.26%, LOC Branch Banking & Trust Co., VRDN (b)	$ 7,475	$ 7,475
North Carolina Cap. Facilities Fin. Agcy. Ed. Facilities Rev.:
(Campbell Univ. Proj.) 2.26%, LOC Branch Banking & Trust Co., VRDN (b)	5,410	5,410
(High Point Univ. Rev.) 2.26%, LOC Branch Banking & Trust Co., VRDN (b)	9,900	9,900
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series EGL 07 0015, 2.23% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	10,890	10,890
North Carolina Edl. Facilities Fin. Agcy. Rev. (Queens College Proj.) Series 1999 B, 2.17%, LOC Bank of America NA, VRDN (b)	3,290	3,290
North Carolina Gen. Oblig.:
Bonds Series 1999, 4.6% 4/1/17 (Pre-Refunded to 4/1/09 @ 102) (e)	2,200	2,287
Series 2002 D, 2.18% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	4,200	4,200
Series 2002 E, 2.15% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	7,040	7,040
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. Bonds Series A, 5% 5/1/09 (FSA Insured)	2,370	2,430
North Carolina Med. Care Commission Health Care Facilities Rev.:
Participating VRDN Series ROC II R 10313, 2.31% (Liquidity Facility Citigroup, Inc.) (b)(f)	14,600	14,600
(Friends Homes, Inc. Proj.) Series 2003, 2.2%, LOC Bank of America NA, VRDN (b)	11,815	11,815
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.):
Series A, 2.4%, LOC Bank of America NA, VRDN (b)	20,300	20,300
Series B, 2.4%, LOC Bank of America NA, VRDN (b)	19,600	19,600
Piedmont Triad Arpt. Auth. Series 2008 A, 2.2%, LOC Branch Banking & Trust Co., VRDN (b)	9,000	9,000
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series ROC II R 645, 2.24% (Liquidity Facility Citibank NA) (b)(f)	6,400	6,400
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN:
Series BA 08 1085, 2.26% (Liquidity Facility Bank of America NA) (b)(f)	6,900	6,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN: - continued
Series BBT 08 19, 2.26% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	$ 25,825	$ 25,825
Series EGL 05 3014 Class A, 2.25% (Liquidity Facility Citibank NA) (b)(f)	7,700	7,700
		208,259
North Dakota - 0.1%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008 A2, 2.35% (Assured Guaranty Corp. Insured), VRDN (b)	7,000	7,000
Ohio - 3.0%
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 2.2%, LOC JPMorgan Chase Bank, VRDN (b)	24,100	24,100
Bellefontaine Healthcare Facilities Rev. (High Point Reg'l. Cancer Ctr. Proj.) 2.41%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	3,465	3,465
Clinton County Arpt. Facilities Rev. (Wilmington Air Park, Inc.) Series 1991, 2.17%, LOC Wachovia Bank NA Charlotte, VRDN (b)	3,500	3,500
Geauga County Rev. (South Franklin Circle Proj.) Series 2007 A, 2.6%, LOC KeyBank NA, VRDN (b)	35,200	35,200
Hamilton County Health Care Facilities Rev. 2.24%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	3,855	3,855
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series M, 2.06%, LOC JPMorgan Chase Bank, VRDN (b)	3,100	3,100
Hancock County Hosp. Facilities Rev. (Blanchard Valley Reg'l. Health Ctr. Proj.) Series 2004, 2.4% (FSA Insured), VRDN (b)	25,475	25,475
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 A, 2.1%, LOC JPMorgan Chase Bank, VRDN (b)	28,500	28,500
Miamisburg City School District BAN 2.5% 11/13/08	12,600	12,625
Montgomery County Rev. (Catholic Health Initiatives Proj.):
Series B1, 2.4% (Liquidity Facility Bank of New York, New York), VRDN (b)	7,375	7,375
Series B2, 2.4% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	6,315	6,315
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 2.25%, VRDN (b)	4,300	4,300
Ohio Gen. Oblig.:
Bonds Series A, 5.5% 12/1/08	5,000	5,072
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Gen. Oblig.: - continued
Participating VRDN Series Putters 02 306, 2.29% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	$ 12,425	$ 12,425
(Common Schools Proj.) Series 2005 B, 1.9%, VRDN (b)	8,140	8,140
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.):
Series 2008 C, 2.2%, LOC Wells Fargo Bank NA, VRDN (b)	14,500	14,500
Series 2008 D, 2.25%, LOC JPMorgan Chase Bank, VRDN (b)	28,300	28,300
Richland County Gen. Oblig. BAN Series B, 2% 2/19/09	4,500	4,513
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.):
Series 1998 A, 2.05%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	7,935	7,935
Series 1998 B, 2.18%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	2,150	2,150
		240,845
Oklahoma - 0.1%
Univ. Hosps Trust Rev. Series 2005 A, 2.2%, LOC Bank of America NA, VRDN (b)	10,250	10,250
Oregon - 0.8%
Oregon Dept. of Trans. Hwy. User Tax Rev. Series 2006 B1, 2.11% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	4,900	4,900
Oregon Facilities Auth. Rev.:
(Lewis & Clark College Proj.) Series 2008 A, 2.2%, LOC Wells Fargo Bank NA, VRDN (b)	20,000	20,000
(PeaceHealth Proj.) Series 2008 A, 2%, LOC U.S. Bank NA, Minnesota, VRDN (b)	8,000	8,000
Oregon Health and Science Univ. Spl. Rev. (OHSU Med. Group Proj.):
Series 2004 A, 2.4%, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., VRDN (b)	19,410	19,410
Series 2004 B, 2.4%, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., VRDN (b)	5,350	5,350
Oregon Homeowner Rev. Participating VRDN Series MT 472, 2.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,610	5,610
		63,270
Pennsylvania - 4.8%
Adams County Indl. Dev. Auth. Rev. (Gettysburg Foundation Proj.) Series A, 2.4%, LOC Manufacturers & Traders Trust Co., VRDN (b)	9,700	9,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Allegheny County Series C58A, 2.13%, LOC JPMorgan Chase Bank, VRDN (b)	$ 21,395	$ 21,395
Allegheny County Hosp. Dev. Auth. Rev. Bonds (Pittsburgh Med. Ctr. Proj.) Series 2008 A, 4% 9/1/08	7,275	7,286
Chester County Indl. Dev. Auth. Student Hsg. Rev. (Univ. Student Hsg., LLC at West Chester Univ. of Pennsylvania Proj.) Series 2008 A, 2.24%, LOC Citizens Bank of Pennsylvania, VRDN (b)	9,000	9,000
Commonwealth Fing. Auth. Rev. Participating VRDN Series Putters 2962, 2.44% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,185	11,185
Dallastown Area School District York County 3% (FSA Insured), VRDN (b)	10,500	10,500
Dauphin County Gen. Auth. (Pinnacle Health Systems Proj.) 2.8% (FSA Insured), VRDN (b)	5	5
Erie Wtr. Auth. Rev. Series 2006 A, 2.48% (FSA Insured), VRDN (b)	1,800	1,800
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 2.4%, LOC Manufacturers & Traders Trust Co., VRDN (b)	19,615	19,615
Lehigh County Gen. Purp. Auth.:
(Lehigh Valley Health Network Proj.) Series A, 2.5% (FSA Insured), VRDN (b)	17,575	17,575
(Muhlenberg College Proj.) 2.4%, LOC Bank of America NA, VRDN (b)	7,500	7,500
Luzerne County Series A, 2.48% (FSA Insured), VRDN (b)	39,700	39,700
Manheim Central School District 3% (FSA Insured), VRDN (b)	2,845	2,845
Manheim Township School District 3% (FSA Insured), VRDN (b)	3,085	3,085
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PECO Energy Proj.) Series 1994 A, 1.8% tender 8/7/08, LOC BNP Paribas SA, CP mode	5,000	5,000
Pennsylvania Higher Edl. Facilities Auth. (Washington & Jefferson Dev. Corp. Proj.) Series A, 2.26%, LOC UniCredit SpA, VRDN (b)	4,500	4,500
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series Putters 1271, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,925	2,925
(King's College Proj.) Series 2001 H6, 2.19%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,500	2,500
(Marywood Univ. Proj.) Series A, 2.19%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,900	2,900
Pennsylvania Pub. School Bldg. Auth. Philadelphia School Lease Rev. Participating VRDN:
Series DCL 08 016, 2.39% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	5,340	5,340
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Pub. School Bldg. Auth. Philadelphia School Lease Rev. Participating VRDN: - continued
Series MS 06 1552, 2.66% (Liquidity Facility Morgan Stanley) (b)(f)	$ 7,400	$ 7,400
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN:
Series MS 06 1479, 2.66% (Liquidity Facility Morgan Stanley) (b)(f)	4,670	4,670
Series Putters 371Z, 2.59% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,120	7,120
Pennsylvania Tpk. Commission Registration Fee Rev. Series 2005 D, 3% (FSA Insured), VRDN (b)	3,475	3,475
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B3, 1.95%, LOC Bank of America NA, VRDN (b)	8,500	8,500
Series 2008 B4, 2.2%, LOC Bank of America NA, VRDN (b)	10,000	10,000
Series 2008 B6, 2.17%, LOC Bank of America NA, VRDN (b)	10,000	10,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Sixth Series, 2.55% (FSA Insured), VRDN (b)	100	100
Philadelphia Gen. Oblig.:
Participating VRDN:
Series MS 01 751, 2.31% (Liquidity Facility Morgan Stanley) (b)(f)	5,330	5,330
Series ROC II R 11454, 2.74% (Liquidity Facility Citibank NA) (b)(f)	4,300	4,300
Series ROC II R 12231, 2.74% (Liquidity Facility Citibank NA) (b)(f)	8,100	8,100
Series 2007 B, 3% (FSA Insured), VRDN (b)	14,400	14,400
Philadelphia School District:
Participating VRDN Series PT 2793, 2.24% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	6,880	6,880
Series 2008 A1, 2.2%, LOC Bank of America NA, VRDN (b)	13,500	13,500
Series 2008 A3, 2.2%, LOC Bank of America NA, VRDN (b)	6,800	6,800
Series 2008 B2, 2.1%, LOC Wachovia Bank NA Charlotte, VRDN (b)	12,100	12,100
Series 2008 D1, 2.19%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	13,000	13,000
Series 2008 D2, 2.19%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	6,800	6,800
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (WPS Westwood Generation, LLC Proj.) 2.5%, VRDN (b)	18,100	18,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Southeastern Pennsylvania Trans. Auth. Rev. Series 2007, 2.19%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	$ 30,800	$ 30,800
St. Mary Hosp. Auth. Bucks County (Catholic Health Initiatives Proj.) Series B, 2.4% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	7,800	7,800
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. (Univ. Cap. Proj.) Series 2002 A, 2.23% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	1,700	1,700
		385,231
Rhode Island - 0.3%
Narragansett Bay Cmnty. Wastewtr. Sys. Rev. Participating VRDN Series Solar 07 16, 2.29% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	12,465	12,465
Rhode Island Clean Wtr. Protection Fin. Agcy. Wtr. Poll. Cont. Rev. Participating VRDN Series PT 1403, 2.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,095	5,095
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Care New England Health Sys. Proj.) Series 2008 B, 2.2%, LOC JPMorgan Chase Bank, VRDN (b)	8,400	8,400
		25,960
South Carolina - 2.5%
Berkeley County School District Participating VRDN Series MSCO 01 656, 2.31% (Liquidity Facility Morgan Stanley) (b)(f)	5,600	5,600
Charleston Wtrwks. & Swr. Rev. Series A, 2.2% (Liquidity Facility Bank of America NA), VRDN (b)	8,275	8,275
Greenville County School District Installment Purp. Rev. Participating VRDN:
Series MS 06 2056, 2.46% (Liquidity Facility Wells Fargo & Co.) (b)(f)	7,440	7,440
Series PT 3393, 2.26% (Liquidity Facility Dexia Cr. Local de France) (b)(f)(g)	15,745	15,745
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 2.32%, VRDN (b)	18,700	18,700
Piedmont Muni. Pwr. Agcy. Elec. Rev.:
Series 2008 B, 2.3% (Assured Guaranty Corp. Insured), VRDN (b)	20,900	20,900
Series 2008 C, 2.2% (Assured Guaranty Corp. Insured), VRDN (b)	22,500	22,500
South Carolina Gen. Oblig. Participating VRDN:
Series ROC II R 10190, 2.13% (Liquidity Facility Citibank NA) (b)(f)	9,585	9,585
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Gen. Oblig. Participating VRDN: - continued
Series ROC II R 692W, 2.23% (Liquidity Facility Wells Fargo & Co.) (b)(f)	$ 4,090	$ 4,090
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (The Methodist Home Proj.) Series 1994, 2.25%, LOC Bank of America NA, VRDN (b)	5,900	5,900
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.):
Series 2008 A, 2.35%, LOC Bank of America NA, VRDN (b)	13,000	13,000
Series 2008 B, 2.35%, LOC Bank of America NA, VRDN (b)	16,450	16,450
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series PT 1877, 2.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	3,640	3,640
Series PT 3460, 2.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	9,925	9,925
Series Putters 1094, 2.64% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,815	2,815
South Carolina Trans. Infrastructure Bank Rev.:
Series 2003 B1, 2.2%, LOC Bank of America NA, VRDN (b)	16,500	16,500
Series 2003 B2, 2.35%, LOC Branch Banking & Trust Co., VRDN (b)	10,000	10,000
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 2.15% tender 8/1/08, CP mode	7,200	7,200
		198,265
Tennessee - 2.8%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2008 E1A, 2.17%, LOC SunTrust Banks, Inc., VRDN (b)	7,000	7,000
Chattanooga Health Ed. & Hsg. (McCallie School Proj.) Series 1998, 2.2%, LOC SunTrust Banks, Inc., VRDN (b)	5,745	5,745
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 2.2%, LOC Bank of America NA, VRDN (b)	8,530	8,530
Clarksville Pub. Bldg. Auth. Rev.:
(City of Murfreesboro Ln. Prog.) 2.2%, LOC SunTrust Banks, Inc., VRDN (b)	7,100	7,100
Series 1994, 2.2%, LOC Bank of America NA, VRDN (b)	4,105	4,105
Johnson City Health & Edl. Hosp. Rev. (Mountain States Health Alliance Proj.) Series 2008 A, 2.25%, LOC Regions Bank of Alabama, VRDN (b)	13,000	13,000
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 A, 2.27%, LOC Landesbank Baden-Wuert, VRDN (b)	4,300	4,300
Memphis Gen. Oblig. Bonds Series 2002, 5.25% 11/1/08	6,175	6,225
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) 2.2%, LOC Bank of America NA, VRDN (b)	$ 15,500	$ 15,500
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	20,000	20,000
Sevier County Pub. Bldg. Auth. Rev.:
Series 6A1, 2.35% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	3,000	3,000
Series IV C3, 2.85% (FSA Insured), VRDN (b)	3,900	3,900
Shelby County Gen. Oblig.:
Series 2004 B, 2% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	52,165	52,165
Series 2008 A, 1.6% 9/10/08, CP	17,800	17,800
Series 2008 B, 2.24% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	26,000	26,000
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Methodist Le Bonheur Healthcare Proj.) Series 2008 B, 2.48% (Assured Guaranty Corp. Insured), VRDN (b)	22,900	22,900
Springfield Health & Edl. Facilities Board Rev. (NorthCrest Med. Ctr. Proj.) 2.25%, LOC Regions Bank of Alabama, VRDN (b)	9,520	9,520
		226,790
Texas - 15.7%
Austin Wtr. & Wastewtr. Sys. Rev.:
Participating VRDN Series PZ 157, 2.37% (Liquidity Facility Wells Fargo & Co.) (b)(f)	8,395	8,395
2.05%, LOC Dexia Cr. Local de France, VRDN (b)	15,500	15,500
2.6% (FSA Insured), VRDN (b)	26,800	26,800
Bastrop Independent School District Participating VRDN Series ROC II R 492, 2.24% (Liquidity Facility Citibank NA) (b)(f)	8,150	8,150
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Dow Chemical Co. Proj.) Series B1, 2.3%, VRDN (b)	11,600	11,600
Brownsville Independent School District Participating VRDN Series Merlots 07 D79, 2.24% (Liquidity Facility Wachovia Bank NA Charlotte) (b)(f)	3,830	3,830
Caddo Mills Independent School District Participating VRDN Series DB 473, 2.28% (Liquidity Facility Deutsche Bank AG) (b)(f)	5,277	5,277
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN:
Series EGL 07 0020, 2.38% (Liquidity Facility Bayerische Landesbank) (b)(f)	19,800	19,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN: - continued
Series GS 07 10TP, 2.28% (Liquidity Facility DEPFA BANK PLC) (b)(f)	$ 10,525	$ 10,525
Dallas Independent School District:
Participating VRDN Series PT 2210, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	7,205	7,205
TAN 3% 2/13/09 (a)	9,700	9,751
Denton Independent School District Participating VRDN Series MS 451, 2.36% (Liquidity Facility Morgan Stanley) (b)(f)	4,015	4,015
Eagle Mountain & Saginaw Independent School District Participating VRDN Series SGA 03 141, 2.2% (Liquidity Facility Societe Generale) (b)(f)	4,000	4,000
El Paso Independent School District Participating VRDN Series Putters 1035, 2.29% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	4,255	4,255
Friendswood Independent School District Participating VRDN:
Series BA 08 3036X, 2.26% (Liquidity Facility Bank of America NA) (b)(f)	8,635	8,635
Series MS 2838, 2.36% (Liquidity Facility Morgan Stanley) (b)(f)	7,500	7,500
Granbury Independent School District Participating VRDN Series SG 129, 2.24% (Liquidity Facility Societe Generale) (b)(f)	4,815	4,815
Grapevine-Colleyville Independent School District Bonds 5% 8/15/29 (Pre-Refunded to 8/15/08 @ 100) (e)	8,900	8,913
Harlandale Independent School District Participating VRDN Series Putters 524, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,665	2,665
Harris County Ind. Dev. Corp. 2.2%, LOC Royal Bank of Canada, VRDN (b)	18,600	18,600
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.):
Series 2008 A, 2.1%, LOC JPMorgan Chase Bank, VRDN (b)	20,200	20,200
Series 2008 D, 2.1%, LOC Compass Bank, VRDN (b)	25,000	25,000
Harris County Flood Cont. District Participating VRDN Series ROC II R 12099, 2.23% (Liquidity Facility Citigroup, Inc.) (b)(f)	33,300	33,300
Harris County Gen. Oblig. Series D, 1.6% 8/7/08, CP	17,210	17,210
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.) Series 2008 A, 2.2%, LOC Compass Bank, VRDN (b)	13,100	13,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harrison County Health Facilities Dev. Corp. Rev. (Marshall Reg'l. Med. Ctr. Proj.) 2.29%, LOC Regions Bank of Alabama, VRDN (b)	$ 12,115	$ 12,115
Hays Consolidated Independent School District Participating VRDN Series PT 2462, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	3,500	3,500
HFDC of Central Texas, Inc. Rev. (Villa de San Antonio Proj.) 2.21%, LOC KBC Bank NV, VRDN (b)	13,000	13,000
Houston Arpt. Sys. Rev. Participating VRDN:
Series ROC II R 12022, 2.75% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	7,730	7,730
2.28% (Liquidity Facility Deutsche Bank AG) (b)(f)	9,455	9,455
Houston Cmnty. College Sys. Rev. Bonds 3% 2/15/09 (FSA Insured)	1,845	1,859
Houston Gen. Oblig.:
Participating VRDN Series Putters 1151, 2.59% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,095	9,095
Series 2004 F, 1.6% 9/3/08 (Liquidity Facility DEPFA BANK PLC), CP	4,500	4,500
Series A, 2% 8/12/08, LOC Bank of New York, New York, CP	3,400	3,400
Series E2, 2% 8/6/08 (Liquidity Facility Landesbank Baden-Wuert), CP	5,000	5,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series SG 139, 2.25% (Liquidity Facility Societe Generale) (b)(f)	3,100	3,100
Houston Independent School District Participating VRDN Series Putters 1060, 2.29% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	5,300	5,300
Houston Util. Sys. Rev.:
Participating VRDN Series Putters 2493, 2.59% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,715	1,715
Series 2004 A:
1.6% 8/14/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	17,500	17,500
1.65% 9/9/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	15,000	15,000
1.65% 9/10/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	8,900	8,900
1.85% 8/6/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	5,000	5,000
Series 2004 B2, 2.05%, LOC Dexia Cr. Local de France, LOC Bank of America NA, VRDN (b)	15,500	15,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev.: - continued
Series 2004 B4, 2.05%, LOC Dexia Cr. Local de France, LOC Bank of America NA, VRDN (b)	$ 20,955	$ 20,955
Series 2004 B5, 2.05%, LOC Dexia Cr. Local de France, LOC Bank of America NA, VRDN (b)	24,460	24,460
Houston Wtr. & Swr. Sys. Rev. Participating VRDN Series Merlots 02 A16, 2.74% (Liquidity Facility Wachovia Bank NA Charlotte) (b)(f)	2,270	2,270
Hunt Memorial Hosp. District Rev. Series 1998, 2.5% (FSA Insured), VRDN (b)	3,855	3,855
Irving Independent School District Participating VRDN Series PT 3954, 2.24% (Liquidity Facility Wells Fargo & Co.) (b)(f)	8,900	8,900
Kendall County Health Facilities Dev. Corp. Health Care Rev. (Morningside Ministries Proj.) 2.17%, LOC Allied Irish Banks PLC, VRDN (b)	5,900	5,900
Lamar Consolidated Independent School District Participating VRDN Series ROC II R 10276, 2.24% (Liquidity Facility Citigroup, Inc.) (b)(f)	5,125	5,125
Lewisville Independent School District Participating VRDN Series SGA 134, 2.2% (Liquidity Facility Societe Generale) (b)(f)	1,290	1,290
Lower Colorado River Auth. Rev.:
Series A:
1.7% 9/3/08 (Liquidity Facility JPMorgan Chase Bank), CP	16,500	16,500
1.9% 10/10/08 (Liquidity Facility JPMorgan Chase Bank), CP	11,700	11,700
1.7% 8/7/08, LOC JPMorgan Chase Bank, LOC WestLB AG, CP	5,100	5,100
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 A, 2.1%, VRDN (b)	11,740	11,740
Mesquite Independent School District Participating VRDN Series Putters 1032, 2.29% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	5,275	5,275
New Caney Independent School District Participating VRDN Series MS 1286, 2.36% (Liquidity Facility Morgan Stanley) (b)(f)	9,480	9,480
North East Texas Independent School District Participating VRDN:
Series Putters 393, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,880	3,880
Series ROC II R 10193, 2.13% (Liquidity Facility Citibank NA) (b)(f)	16,330	16,330
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Northside Independent School District Participating VRDN Series PT 2329, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 4,585	$ 4,585
Nueces River Auth. Wtr. Supply Rev. Participating VRDN:
Series PT 3190, 2.48% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,645	5,645
Series Putters 1412, 2.79% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,930	2,930
Oakbend Med. Ctr. Hosp. Rev. 2.2%, LOC Regions Bank of Alabama, VRDN (b)	37,500	37,500
Plano Independent School District Participating VRDN Series SGA 128, 2.2% (Liquidity Facility Societe Generale) (b)(f)	21,380	21,380
Princeton Independent School District Participating VRDN Series SGB 02 41A, 2.28% (Liquidity Facility Societe Generale) (b)(f)	1,250	1,250
Red River Ed. Fin. Corp. Ed. Rev. Participating VRDN Series SGA 109, 2.2% (Liquidity Facility Societe Generale) (b)(f)	7,070	7,070
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series MS 08 2450, 2.26% (Liquidity Facility Morgan Stanley) (b)(f)	5,360	5,360
Series PT 3921, 2.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	12,000	12,000
Series SG 104, 2.25% (Liquidity Facility Societe Generale) (b)(f)	5,490	5,490
Series SG 105, 2.25% (Liquidity Facility Societe Generale) (b)(f)	29,400	29,400
Series 2003, 2.23% (Liquidity Facility Bank of America NA), VRDN (b)	7,600	7,600
Series A:
1.6% 8/14/08, CP	2,000	2,000
1.8% 8/7/08, CP	52,400	52,400
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots 00 VV, 2.24% (Liquidity Facility Wachovia Bank NA Charlotte) (b)(f)	1,000	1,000
Seminole Independent School District Participating VRDN Series DB 559, 2.28% (Liquidity Facility Deutsche Bank AG) (b)(f)	3,300	3,300
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 3, 2.07%, LOC Compass Bank, VRDN (b)	9,400	9,400
Texas A&M Univ. Rev. Participating VRDN Series Putters 945, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,425	1,425
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Dept. of Trans. Ctfs. of Prtn. Series 2005 A, 1.6% 9/3/08, LOC Bank of America NA, LOC State Street Bank & Trust Co., Boston, CP	$ 6,750	$ 6,750
Texas Gen. Oblig.:
Participating VRDN:
Series EGL 03 26 Class A, 2.25% (Liquidity Facility Citibank NA) (b)(f)	4,800	4,800
Series EGL 06 0125, 2.25% (Liquidity Facility Citibank NA) (b)(f)	18,900	18,900
Series EGL 07 90, 2.23% (Liquidity Facility Citibank NA) (b)(f)	25,000	25,000
Series LB 05 K15, 2.53% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	8,000	8,000
Series Putters 2481, 2.29% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(f)	2,200	2,200
Series Putters 2490, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,850	1,850
Series Putters 2615, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,200	11,200
Series Putters 2816, 2.29% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	8,625	8,625
TRAN 4.5% 8/28/08	219,700	219,834
Texas Pub. Fin. Auth. Rev. Series 2003, 1.6% 9/12/08, CP	23,000	23,000
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN:
Series MS 06 2033, 2.26% (Liquidity Facility Morgan Stanley) (b)(f)	17,661	17,661
Series PT 4449, 2.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	18,985	18,985
Series ROC II R 11273, 2.24% (Liquidity Facility Citibank NA) (b)(f)	19,000	19,000
Texas Wtr. Dev. Board Rev. Participating VRDN Series Floaters 2300, 2.26% (Liquidity Facility Morgan Stanley) (b)(f)	3,000	3,000
Travis County Health Facilities Dev. (Longhorn Village Proj.) Series 2008 B, 2.18%, LOC Bank of Scotland PLC, VRDN (b)	4,230	4,230
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN:
Series DCL 08 69, 2.26% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	12,390	12,390
Series Putters 1646, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,125	5,125
Univ. of Texas Permanent Univ. Fund Rev.:
Participating VRDN Series Putters 1668, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	12,295	12,295
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Permanent Univ. Fund Rev.: - continued
Series 2008 A, 1.85% 8/5/08, CP	$ 12,000	$ 12,000
West Side Calhoun County Corp. Poll. Cont. Rev. (Sohio Chemical Co. Proj.) 2.1% (BP PLC Guaranteed), VRDN (b)	13,800	13,800
Ysleta Independent School District Participating VRDN Series Putters 1039, 2.29% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	5,955	5,955
		1,257,805
Utah - 0.6%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Participating VRDN Series EGL 96 C4402 Class A, 2.73% (Liquidity Facility Citibank NA) (b)(f)	5,550	5,550
Series 1997 B3, 1.6% 9/12/08 (Liquidity Facility Bank of Nova Scotia), CP	8,750	8,750
Series 1998 B4, 2.15% 8/6/08 (Liquidity Facility Bank of Nova Scotia), CP	3,000	3,000
Murray City Hosp. Rev. (IHC Health Services, Inc. Proj.) Series B, 2.1% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	19,960	19,960
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series Putters 2833, 2.44% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	9,185	9,185
		46,445
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Norwich Univ. Proj.) Series 2008, 2.05%, LOC RBS Citizens NA, VRDN (b)	12,000	12,000
Virginia - 1.6%
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. (Winchester Med. Ctr. Proj.) Series 2000, 2.5% (FSA Insured), VRDN (b)	5,665	5,665
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2008 C4, 1.6%, tender 4/20/09 (b)	11,600	11,600
Fairfax County Wtr. Auth. Wtr. Rev. Participating VRDN Series EGL 06 91 Class A, 2.25% (Liquidity Facility Citibank NA) (b)(f)	5,220	5,220
Harrisonburg Indl. Dev. Auth. Rev. (Rockingham Memorial Hosp. Proj.) Series 2005, 2.25%, LOC SunTrust Banks, Inc., VRDN (b)	4,450	4,450
Henrico County Econ. Dev. Auth. Rev. (Bon Secours Health Sys., Inc. Proj.) Series 2008 B2, 2.45% (Assured Guaranty Corp. Insured), VRDN (b)	8,800	8,800
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.) Series 2003 B, 2%, VRDN (b)	20,100	20,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1984:
1.65% tender 8/8/08, CP mode	$ 4,000	$ 4,000
1.7% tender 8/12/08, CP mode	2,000	2,000
Richmond Indl. Dev. Auth. Edl. Facilities Rev. (Church Schoos in the Diocese of Virginia Proj.) Series 2001, 2.2%, LOC SunTrust Banks, Inc., VRDN (b)	3,535	3,535
Russell County Indl. Dev. Auth. Hosp. Rev. (Mountain States Health Alliance Proj.) Series 2008 B, 2.25%, LOC Regions Bank of Alabama, VRDN (b)	15,000	15,000
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series ROC II R 10329, 2.24% (Liquidity Facility Citigroup, Inc.) (b)(f)	18,700	18,700
Virginia College Bldg. Auth. Edl. Facilities Rev.:
Bonds (21st Century College and Equip. Prog.) Series 2006 A, 5% 2/1/09	10,635	10,796
Participating VRDN Series MS 01 721, 2.26% (Liquidity Facility Morgan Stanley) (b)(f)	2,300	2,300
(Shenandoah Univ. Proj.) 2.2%, LOC Branch Banking & Trust Co., VRDN (b)	2,400	2,400
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series ROC II R 10076, 2.13% (Liquidity Facility Citibank NA) (b)(f)	4,200	4,200
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series LB 08 K13W, 2.5% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	4,500	4,500
Series ROC II R 11010, 2.24% (Liquidity Facility Citibank NA) (b)(f)	5,420	5,420
		128,686
Washington - 2.4%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Merlots 07 D76, 2.49% (Liquidity Facility Wachovia Bank NA Charlotte) (b)(f)	4,990	4,990
Clover Park School District #400, Pierce County Gen. Oblig. Participating VRDN Series Tops 06 35, 2.36% (Liquidity Facility Bank of America NA) (b)(f)	10,815	10,815
Energy Northwest Elec. Rev.:
Participating VRDN:
Series PT 734, 2.23% (Liquidity Facility Svenska Handelsbanken AB) (b)(f)	7,000	7,000
Series ROC II R 152, 2.5% (Liquidity Facility Citibank NA) (b)(f)	6,695	6,695
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Energy Northwest Elec. Rev.: - continued
Participating VRDN:
Series ROC II R 3012, 2.5% (Liquidity Facility Citigroup, Inc.) (b)(f)	$ 9,490	$ 9,490
(#3 Proj.) Series 2003 D31, 2.8% (FSA Insured), VRDN (b)	7,475	7,475
King County Gen. Oblig. Participating VRDN Series Putters 2541, 2.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,795	3,795
King County Shoreline School District # 412 Participating VRDN:
Series Merlots 08 D67, 2.59% (Liquidity Facility Wachovia Bank NA Charlotte) (b)(f)	15,625	15,625
Series MS 08 2440, 2.46% (Liquidity Facility Morgan Stanley) (b)(f)	2,690	2,690
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 2.2%, LOC Bank of America NA, VRDN (b)	19,505	19,505
Pierce County School District #3 Puyallup Participating VRDN Series Putters 415, 2.44% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,195	4,195
Port of Seattle Gen. Oblig. Series 2002 A2, 1.9% 10/6/08, LOC Bayerische Landesbank Girozentrale, CP	13,460	13,460
Port of Seattle Rev. Participating VRDN Series MS 1028, 2.76% (Liquidity Facility Morgan Stanley) (b)(f)	4,345	4,345
Seattle Gen. Oblig. Bonds Series A, 5.5% 3/1/09	1,000	1,022
Washington Gen. Oblig. Participating VRDN:
Series BA 08 1121, 2.26% (Liquidity Facility Bank of America NA) (b)(f)	7,500	7,500
Series Merlots 08 C30, 2.44% (Liquidity Facility Wachovia Bank NA Charlotte) (b)(f)	3,000	3,000
Series MS 2571, 2.26% (Liquidity Facility Morgan Stanley) (b)(f)	1,714	1,714
Series PT 3293, 2.34% (Liquidity Facility KBC Bank NV) (b)(f)	5,325	5,325
Series PT 4771, 2.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	8,335	8,335
Series Putters 1199, 2.44% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,600	3,600
Series Putters 509, 2.49% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,470	5,470
Series ROC II R 759 PB, 2.39% (Liquidity Facility Deutsche Postbank AG) (b)(f)	7,995	7,995
Washington Health Care Facilities Auth. Rev.:
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 A, 2.2%, LOC Bank of America NA, VRDN (b)	12,480	12,480
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.: - continued
(Empire Health Services Proj.) Series 2003, 2.35%, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 4,315	$ 4,315
(Fred Hutchinson Cancer Research Ctr. Proj.) Series 2000, 2.2%, LOC KeyBank NA, VRDN (b)	15,000	15,000
(PeaceHealth Proj.) Series 2008 B, 2%, LOC Wells Fargo Bank NA, VRDN (b)	4,000	4,000
Washington Hsg. Fin. Commission Nonprofit Rev.:
(Eastside Catholic School Proj.) Series A, 2.28%, LOC KeyBank NA, VRDN (b)	5,000	5,000
(United Way King County Proj.) 2.25%, LOC Bank of America NA, VRDN (b)	1,800	1,800
		196,636
West Virginia - 0.3%
Cabell County Life Care Facilities Rev. (Foster Foundation Prog.) Series 1998 A, 2.49%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	3,780	3,780
West Virginia Econ. Dev. Auth. Poll. Cont. Rev. (Ohio Pwr. Co. - Kammer Proj.) Series 2008 B, 2.08%, LOC Royal Bank of Scotland PLC, VRDN (b)	6,665	6,665
West Virginia Hosp. Fin. Auth. Rev. (Pallottine Health Svcs. Proj.) Series 2003 A1, 2.3%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	12,980	12,980
		23,425
Wisconsin - 3.4%
Milwaukee Gen. Oblig. RAN:
Series 2007 M6, 4.5% 9/4/08	26,200	26,220
Series 2008 R5, 3% 12/15/08	13,600	13,658
Univ. of Wisconsin Hosp. & Clinics Auth.:
Series 2005, 2.35% (FSA Insured), VRDN (b)	34,835	34,835
Series 2008 B, 2.05%, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,650	5,650
Wisconsin Gen. Oblig.:
Participating VRDN Series BBT 08 47, 2.26% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	6,405	6,405
Series 2006 A, 1.63% 9/10/08, CP	19,513	19,513
Series 2008, 1.7% 8/6/08, CP	6,400	6,400
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds (Luther Hosp. Proj.) 1.68%, tender 4/15/09 (b)	11,800	11,800
Participating VRDN Series MT 318, 2.46% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	32,285	32,285
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Aspirus Wausau Hosp., Inc. Obligated Group Proj.) Series 2004, 2.1%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	$ 9,850	$ 9,850
(Attic Angel Obligated Group Proj.) 2.21%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	11,300	11,300
(Aurora Health Care, Inc. Proj.) Series C, 2.25%, LOC KBC Bank NV, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	12,970	12,970
(Aurora Health Care, Inc. Sys. Proj.) Series B, 2.25%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	48,310	48,310
(Marshfield Clinic Proj.) Series B, 2.21%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	31,000	31,000
(Nat'l. Regency of New Berlin, Inc. Proj.) 2.25%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	5,700	5,700
Wisconsin Trans. Rev. Participating VRDN Series Putters 299, 2.29% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	895	895
		276,791
Wyoming - 0.8%
Platte County Poll. Cont. Rev. (Tri-State Generation & Transmission Assoc. Proj.) Series 1984 A, 2.55%, LOC Nat'l. Rural Utils. Coop. Fin. Corp., VRDN (b)	26,400	26,400
Uinta County Poll. Cont. Rev. (Chevron Corp. Proj.) Series 1993, 2.05%, VRDN (b)	39,245	39,245
		65,645
Other - 2.0%
Fidelity Tax-Free Cash Central Fund, 2.37% (c)(d)	160,193	160,193
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $7,916,759)		7,916,759
NET OTHER ASSETS - 1.5%		117,951
NET ASSETS - 100%		$ 8,034,710
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,745,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Greenville County School District Installment Purp. Rev. Participating VRDN Series PT 3393, 2.26% (Liquidity Facility Dexia Cr. Local de France)	4/6/06	$ 15,745
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 2,497
Income Tax Information
At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $7,916,759,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Cash Management Funds:
Treasury Fund

July 31, 2008

1.804885.104

UST-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 8.2%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 8.2%
9/18/08 to 7/30/09	1.24 to 2.37%	$ 366,090	$ 362,114
Repurchase Agreements - 91.4%
	Maturity Amount (000s)
In a joint trading account at:
2.07% dated 7/31/08 due 8/1/08 (Collateralized by U.S. Treasury Obligations) #	$ 50,918	50,915
2.08% dated 7/31/08 due 8/1/08 (Collateralized by U.S. Treasury Obligations) #	3,992,721	3,992,490
TOTAL REPURCHASE AGREEMENTS		4,043,405
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $4,405,519)		4,405,519
NET OTHER ASSETS - 0.4%		19,677
NET ASSETS - 100%		$ 4,425,196
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$50,915,000 due 8/01/08 at 2.07%
Banc of America Securities LLC	$ 10,125
Barclays Capital, Inc.	14,163
ING Financial Markets LLC	11,330
Lehman Brothers, Inc.	15,297
$ 50,915
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$3,992,490,000 due 8/01/08 at 2.08%
BNP Paribas Securities Corp.	$ 691,814
Banc of America Securities LLC	202,824
Credit Suisse Securities (USA) LLC	153,737
Deutsche Bank Securities, Inc.	307,473
Dresdner Kleinwort Securities LLC	461,210
Fortis Securities LLC	345,907
HSBC Securities (USA), Inc.	38,434
ING Financial Markets LLC	276,726
J.P. Morgan Securities, Inc.	76,868
Lehman Brothers, Inc.	745,683
Merrill Lynch Government Securities, Inc.	538,078
Societe Generale, New York Branch	76,868
UBS Securities LLC	76,868
$ 3,992,490
Income Tax Information
At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $4,405,519,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Newbury Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 29, 2008
By:	/s/Jeffrey Christian
Jeffrey Christian
Chief Financial Officer

Date:	September 29, 2008